                                                                                                  File No. 333-51392

As filed January 13, 2001

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. 3
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                        American Skandia Trust
                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                                   Secretary, American Skandia Trust
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                       Robert K. Fulton, Esquire
                                                  Stradley Ronon Stevens & Young, LLP
                                                       2600 One Commerce Square
                                                      Philadelphia, PA 19103-7098

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the AST MFS Growth Portfolio of American Skandia Trust.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

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If you consent to electronic delivery, you will be notified, either by e-mail or through your quarterly statement, that a document is
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information will not be provided to other parties and will only be used to support communications with American Skandia customers.

                                                                                                                           Alger Growth

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

  January 12, 2001

  Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
Alger Growth  Portfolio  (the "Alger  Portfolio")  of American  Skandia Trust (the  "Trust"),  you are  cordially  invited to a special meeting of the  shareholders of the Portfolio to be held at the offices of ASLAC,  One Corporate  Drive,  Shelton,  CT, on February 15,
2001 at 10:30 a.m.

The special meeting is very important to the future of the Alger  Portfolio.  At the special  meeting,  shareholders are being asked to approve or disapprove, as more fully described in the attached  Prospectus/Proxy  Statement, a Plan of Reorganization that would result in shares of the Alger  Portfolio  that you  beneficially  own being  exchanged for those of the AST MFS Growth  Portfolio of the Trust
(the "MFS Portfolio" and, together with the Alger Portfolio,  the "Portfolios").  The Trustees of the Trust unanimously  recommend that you consider and approve this proposal.  If the  shareholders of the Alger Portfolio  approve the proposal,  you will  beneficially own shares of the MFS  Portfolio  equal in value to your  investment  in the Alger  Portfolio.  You will no longer  own shares of the Alger
Portfolio, and the Alger Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated,  the Portfolios' investment manager,  believes that the proposed transaction would result in  shareholders of the Alger Portfolio  being invested in a portfolio that has followed,  and will follow,  a more  disciplined management  style than the Alger  Portfolio and similar funds  managed by the  sub-advisor  of the Alger  Portfolio.  In addition,  the investment  performance  of the MFS Portfolio and of similar funds managed by the  sub-advisor of the MFS Portfolio  compare  favorably with the  performance of the Alger  Portfolio and similar funds managed by its  sub-advisor.  The investment  objectives and investment policies of each  Portfolio are generally  similar,  with each  Portfolio  investing in stocks of "growth"  companies to seek long-term growth of capital.  Although the fees and expenses of the MFS Portfolio are higher than those of the Alger  Portfolio,  the larger fund that would result from the  transaction  may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies, leading to reductions in the expenses that are borne by shareholders for the operation of the MFS Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided to be received by American  Skandia on or before the close of business on February  13,  2001.  The shares that you beneficially  own will be voted in  accordance  with  instructions  received  by that  date.  All  shares of the  Portfolio  for which instructions  are not  received  will be voted in the same  proportion  as the votes  cast by  contract  owners  on the  proxy  issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

Jeffrey M. Ulness
Vice President
American Skandia Life Assurance Corporation

                                                    SPECIAL MEETING OF SHAREHOLDERS
                                                   OF THE AST ALGER GROWTH PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                           February 15, 2001

To the Shareholders of the AST Alger Growth Portfolio of American Skandia Trust:

         Notice is hereby given that a Special  Meeting of Shareholders  of the AST Alger Growth  Portfolio (the "Alger  Portfolio") of
American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut  06484 on February 15, 2001 at 10:30
a.m. Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the Alger Portfolio and the AST MFS Growth  Portfolio
of the Trust (the "MFS  Portfolio"),  that provides for the  acquisition of  substantially  all of the assets of the Alger Portfolio in exchange  for shares of the MFS  Portfolio,  the  distribution  of such  shares to the  shareholders  of the Alger  Portfolio,  and the complete liquidation and dissolution of the Alger Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on December 27, 2000 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the Alger Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

January 12, 2001

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................   Cover

Exhibits to Prospectus/Proxy Statement
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the AST Alger Growth Portfolio and
         AST MFS Growth Portfolio dated October 23, 2000................................................(enclosed)

                                                        AMERICAN SKANDIA TRUST
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                        Dated January 12, 2001

                                      Acquisition of the Assets of the AST Alger Growth Portfolio

                                     By and in exchange for shares of the AST MFS Growth Portfolio

         This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting (the "Meeting") of shareholders the AST
Alger Growth Portfolio (the "Alger Portfolio") of American Skandia Trust (the "Trust"), to approve or disapprove a Plan of
Reorganization (the "Plan").  If shareholders of the Alger Portfolio vote to approve the Plan, you will receive shares of the AST MFS
Growth Portfolio (the "MFS Portfolio" and, together with the Alger Portfolio, the "Portfolios") of the Trust equal in value to your investment in shares of the Alger Portfolio.  The Alger Portfolio will then be liquidated and dissolved.

         The Meeting will be held at the offices of the Portfolios' investment manager, American Skandia Investment Services, Inc.
("ASISI"), which are located at One Corporate Drive, Shelton, Connecticut 06484 on February 15, 2001 at 10:30 a.m. Eastern time.  The
Board of Trustees of the Trust is soliciting these proxies on behalf of the Alger Portfolio.  This Prospectus/Proxy Statement will first be sent to shareholders on or about January 25, 2001.

         The Trust serves primarily as an underlying mutual fund for variable annuity contracts and variable life insurance policies
("variable insurance products") issued by life insurance companies, including American Skandia Life Assurance Corporation ("ASLAC"),
an affiliate of ASISI.  ASLAC holds assets invested in these contracts and policies in various variable accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund.  Therefore, variable annuity contract owners and variable life insurance policy holders ("Contractowners") who have allocated their assets to the AST Alger Growth
Sub-Account are indirectly invested in the Alger Portfolio through their contracts or policies and should consider themselves shareholders of the Alger Portfolio for purposes of this Prospectus/Proxy Statement.

         The investment objective of the MFS Portfolio is long-term capital growth and future income, while the investment objective of the Alger Portfolio is long-term capital growth.

         This Prospectus/Proxy Statement gives the information about the proposed reorganization and shares of the MFS Portfolio that you should know before investing.  You should retain it for future reference.  Additional information about the MFS Portfolio and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_|      The Prospectus for the Portfolios dated October 23, 2000 is enclosed with and considered a part of this Prospectus/Proxy
     Statement.

|_|      A Statement of Additional Information (SAI) relating to this Prospectus/Proxy Statement dated January 12, 2001, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or other documents related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

         The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

                                                                SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Alger
Portfolio and the MFS Portfolio of the Trust into a single Portfolio.  If shareholders of the Alger Portfolio vote to approve the
Plan, the assets of the Alger Portfolio will be transferred to the MFS Portfolio in exchange for an equal value of shares of the MFS
Portfolio.  Shareholders will have their shares of the Alger Portfolio exchanged for MFS Portfolio shares of equal dollar value.  The
Alger Portfolio will be liquidated and dissolved.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the "Transaction."  As a result of the Transaction, you will cease to be a shareholder of the Alger Portfolio and will become a shareholder of the MFS Portfolio.

         For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of the Trust has determined that the Transaction is in the best interests of the shareholders of the Alger Portfolio and also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

      The Board of Trustees of the Trust, on behalf of both the Alger Portfolio and the MFS Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders who own shares of the Alger Portfolio at the close of business on December 27, 2000, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.
To approve the Transaction, a majority of the outstanding shares of the Alger Portfolio must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing and signing the enclosed proxy card or over the Internet.  If you vote by either of these methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                                                COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This section describes the differences between the investment policies of the Alger Portfolio and the MFS Portfolio.  For a
complete description of the investment policies and risks of the MFS Portfolio, you should read the Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The investment strategies of the Alger Portfolio and MFS Portfolio are similar.  The investment objective of the Alger
Portfolio is to seek long-term capital growth, while the investment objective of the MFS Portfolio is to provide long term growth of capital and future, rather than current, income.  Both Portfolios invest primarily in common stocks of growth companies and related securities.  More specifically, the Alger Portfolio invests in high unit volume growth companies (vital, creative companies that offer goods and services to a rapidly expanding marketplace) and positive life cycle change companies (companies experiencing a major change that is expected to produce advantageous results).  The MFS Portfolio seeks to invest in companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong industry position, where there is potential for high profit margins or substantial barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services

         While neither Portfolio is subject to specific requirements with respect to the size of the companies in which it may invest, each Portfolio generally invests primarily in the securities of larger, more established companies.

         The Alger Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and the MFS
Portfolio may invest up to 35% of its net assets in foreign securities.  Each Portfolio may engage in other investment practices that are not expected to be used extensively.  Specifically, the MFS Portfolio may purchase and sell futures contracts and related options for hedging and non-hedging purposes.  The MFS Portfolio also may purchase and write (sell) option on securities and stock indices.
The Alger Portfolio currently does not have the authority to engage in these practices.  Both Portfolios may engage in foreign currency transactions, such as forward contracts and options on foreign currencies.  The Alger Portfolio may make short sales
"against the box," while the MFS Portfolio may not.

         The fundamental investment restrictions of the Alger Portfolio and the MFS Portfolio are identical.  Some of these restrictions are that each Portfolio will not: with respect to 75% of its assets, purchase the securities of any issuer if more than
5% of the Portfolio's total assets would be invested in the securities of such issuer or if the Portfolio would hold more than 10% of the outstanding voting securities of such issuer; or borrow money except for non-leveraging, temporary or emergency purposes, and then only in an amount not exceeding 33 1/3% of the value of the total assets of that Portfolio.  The full text of these investment restrictions can be found in the Trust's Statement of Additional Information dated October 23, 2000, which is available upon request.

Risks of investing in the Portfolios.

         Like all investments, an investment in either Portfolio involves risk.  There is no assurance that either of the Portfolios will meet its investment objective.  As with any fund investing primarily in equity securities, the value of the securities held by a
Portfolio may decline, either because of changing economic, political or market conditions or because of the economic condition of the company that issued the security.  These declines may be substantial.  In addition, the growth stocks in which each Portfolio invests tend to fluctuate in price more than other types of stocks.  Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks.

         As noted above, the MFS Portfolio may invest in foreign securities to a greater degree than the Alger Portfolio.  Foreign securities are subject to risks relating to political, social and economic conditions abroad, risks resulting from differing regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.  Although the MFS Portfolio is not expected to invest to a substantial degree in options and futures contracts as described above, investments in these instruments might serve to increase the MFS Portfolio's level of risk relative to the Alger Portfolio. In addition, each Portfolio may invest up to 100% of its assets in cash and certain short-term instruments for temporary defensive reasons if the Portfolio's sub-advisor believes that adverse market or other conditions warrant.  However, while a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Management of the Trust and the Portfolios.

         ASISI,  located at One Corporate Drive,  Shelton,  Connecticut,  acts as investment  manager to the Trust's various investment portfolios.  ASISI has  served  as  investment  manager  since  1992,  and  currently  serves as  investment  manager  to a total of 66 investment company portfolios  (including the Portfolios).  ASISI is an indirect  wholly-owned  subsidiary of Skandia Insurance Company
Ltd. ("Skandia").  Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Trust's Investment Management Agreements with ASISI (the "Management Agreements") provide that ASISI will furnish each applicable portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable portfolio.  ASISI has engaged sub-advisors to conduct the investment programs of each portfolio, including the purchase, retention and sale of portfolio securities.  As noted above, ASISI is responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the Board of Trustees.

         ASISI has retained Fred Alger Management,  Inc. ("Alger"),  located at One World Trade Center,  Suite 9333, New York, New York
10048,  to serve as  sub-advisor  for the Alger  Portfolio.  Alger has been an investment  advisor since 1964,  and as of June 30, 2000 managed mutual fund and other assets totaling approximately $21.2 billion.

         ASISI has retained Massachusetts  Financial Services Company ("MFS"),  located at 500 Boylston Street,  Boston,  Massachusetts
02116,  to serve as  sub-advisor  for the MFS  Portfolio.  MFS and its  predecessor  organizations  have a history of money  management dating from 1924.  As of June 30, 2000, the net assets under the management of the MFS organization were approximately $151.2 billion.

         In general, the Investment Company Act of 1940 (the "Investment Company Act") requires that all contracts pursuant to which persons serve as investment advisers (including sub-advisors) to investment companies be approved by shareholders.  The Trust and
ASISI, however, have obtained an exemption from the Securities and Exchange Commission that permits ASISI, subject to approval by the
Board of Trustees, to change sub-advisors for certain portfolios of the Trust and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees.  ASISI is able to rely on this exemption with respect to the MFS Portfolio and most of the other portfolios of the Trust, but not with respect to the Alger Portfolio.  Consequently, if the Plan is approved and the
Transaction completed, current Alger Portfolio shareholders will be invested in a Portfolio that is unlike the Alger Portfolio in that sub-advisory changes can be made without the approval of such shareholders.

         The portfolio managers responsible for the management of the Alger Portfolio are David Alger and Ron Tartaro.  Both have managed the Portfolio since its inception.  Mr. Alger has been employed by Alger since 1971 and served as Executive Vice President and Director of Research prior to being named President in 1995.  Mr. Tartaro has been employed by Alger since 1990 as a senior research analyst until 1995 and as a Senior Vice President since 1995.  The portfolio managers responsible for the management of the
MFS Portfolio are Stephen Pesek and Thomas D. Barrett.  Mr. Pesek, a Vice President of MFS, has managed the Portfolio since its inception and has been employed by MFS as a portfolio manager since 1994.  Mr. Barrett has managed the Portfolio since May 2000 and has been employed by MFS in the investment management area since 1996.  Prior to joining MFS, Mr. Barrett had been an Assistant Vice
President and Equity Research Analyst with The Boston Company Asset Management, Inc.

         Under the Management Agreement with respect to the Alger Portfolio, such Portfolio is obligated to pay ASISI an annual management fee equal to 0.75% of its average daily net assets. Under the Management Agreement with respect to the MFS Portfolio, such
Portfolio is obligated to pay ASISI an annual management fee equal to 0.90% of its average daily net assets.  Therefore, if the Plan is approved and the Transaction completed, Alger Portfolio shareholders will be invested in a Portfolio with, and will indirectly bear, a higher management fee.  ASISI pays Alger and MFS a portion of the management fee for the Portfolio for which they serve as sub-advisor for the performance of sub-advisory services at no additional cost to either Portfolio.  Because the sub-advisory fee rates for each Portfolio are comparable, the higher management fee for the MFS Portfolio generally benefits ASISI.

The Distribution Plan.

         The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 under the  Investment  Company Act to permit American Skandia Marketing,  Inc. ("ASM"), an affiliate of ASISI and ASLAC, to receive brokerage  commissions in connection with purchases and sales of securities held by certain  portfolios of the Trust, and to use these  commissions to promote the sale of shares of the various  portfolios.  Under the Distribution  Plan,  transactions for the purchase and sale of securities for a portfolio may be directed to certain brokers for execution  ("clearing  brokers") who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASM for  "introducing"  transactions  to the  clearing  broker.  In turn,  ASM uses the  brokerage  commissions received as an introducing broker to pay various distribution-related  expenses (such as advertising,  printing of sales materials, and payments to broker-dealers  who sell variable  insurance  products the premiums for which are invested in shares of the Trust), as well as to cover  administrative  costs associated with the operation of the Distribution Plan. The administrative  costs are expected to be small in relation to the revenues received, and the distribution-related activities paid for under the Distribution Plan may include:

o        printing and mailing of Trust  prospectuses,  statements of additional  information,  any supplements  thereto and shareholder reports for existing and prospective Contractowners;
o        development, preparation, printing and mailing of Trust advertisements and sales literature;
o        holding or participating in seminars and sales meetings designed to promote the sale of Trust shares;
o        paying marketing fees requested by selling broker-dealers;
o        obtaining  information and providing  explanations to Contractowners  regarding portfolio  investment  objectives and policies and other information about the Trust and its portfolios, including the performance of the portfolios;
o        training sales personnel regarding sales of variable insurance products and shares of the Trust; and
o        personal service to Contractowners and/or maintenance of Contractowner accounts.

No portfolio pays any new fees or charges  resulting  from the  Distribution  Plan,  nor is it expected that the brokerage  commissions paid by a portfolio will increase as the result of directing commissions under the Distribution Plan.

         ASM may receive brokerage commissions under the Distribution Plan on purchases and sales of securities for the MFS Portfolio
(and for most of the other portfolios of the Trust), but not for the Alger Portfolio.  Consequently, if the Plan is approved and the
Transaction completed, current Alger Portfolio shareholders will be invested in a portfolio that is unlike the Alger Portfolio in that portfolio brokerage commissions can be directed to ASM to pay distribution-related expenses.

Fees and expenses.

         The following table describes the fees and expenses that you may pay if you hold shares of the Portfolios, as well as the projected fees and expenses of the MFS Portfolio after the Transaction.  The following table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                                 MFS Portfolio
                                                                                                 -------------
                                                       Alger Portfolio1     MFS Portfolio2    After Transaction3
                                                       ----------------     --------------    ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................           None                None                None
   Maximum Deferred Sales Charge (Load)...........           None                None                None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................           None                None                None
   Redemption Fee.................................           None                None                None
   Exchange Fee...................................           None                None                None

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees............................          0.75%               0.90%               0.90%
       Estimated Distribution (12b-1) Fees4.......           N/A                0.00%               0.00%
       Other Expenses.............................          0.23%               0.12%               0.16%
                                                            -----               -----               -----
       Total Annual Portfolio Operating Expenses..          0.98%               1.02%               1.06%
                                                            =====               =====               =====
       Fee Waivers and Expense Reimbursements5              0.19%                N/A                 N/A
                                                            -----
       Net Annual Portfolio Operating Expenses              0.79%               1.02%               1.06%
                                                            =====               =====               =====

1 The Growth Portfolio commenced operations in November 2000.  "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2000.

2 The MFS Portfolio commenced operations in October 1999.  "Other Expenses" and "Estimated Distribution Fees" are based on actual amounts for the period from commencement of operations until June 30, 2000.

3 Projected expenses based on current and anticipated MFS Portfolio expenses.

4 As  discussed in greater  detail above under "The  Distribution  Plan," the  Trustees of the Trust have adopted a  Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions in connection  with purchases and sales of securities held by certain portfolios  of the  Trust,  and to use  these  commissions  to  promote  the sale of  shares of the  portfolios.  While  the  brokerage commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan, the staff of the
Securities  and Exchange  Commission  takes the  position  that  commission  amounts  received  under the  Distribution  Plan should be reflected as distribution  expenses of the portfolio.  The Distribution Plan is not applicable to the Growth Portfolio,  and the Growth
Portfolio  therefore may not pay commissions to ASM under it. The MFS Portfolio may pay commissions  under the  Distribution  Plan, but did not do so for the period on which the amounts shown in the table are based.  Although there are no maximum amounts allowable, actual commission amounts directed under the Distribution Plan will vary and the amounts directed may differ substantially from the annualized amounts listed in the above chart.

5 The Investment  Manager has agreed to reimburse  and/or waive fees for the Growth  Portfolio until the sooner of November 13, 2001 or the date of the closing of the Transaction.

Expense Examples - These examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.  They assume that you invest $10,000, that you receive a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                        1 Year        3 Years         5 Years          10 Years
                                                        ------        -------         -------          --------
Growth Portfolio                                         $81            $293            N/A              N/A
MFS Portfolio                                            $104           $325            $563            $1,248
Projected MFS Portfolio (after Transaction)              $108           $337            $585            $1,294

Other key features of the Portfolios.

         Shares of each portfolio of the Trust are sold only to separate accounts of insurance companies for the purpose of investing assets attributable to variable insurance products, and to certain tax-deferred retirement plans.  The separate accounts place orders to purchase and redeem shares of the Trust at their net asset value based on, among other things, the amount of premium payments to be invested and the amount of surrender or transfer requests to be effected that day under the variable insurance products.  There are no sales commissions charged on the purchase or sale of shares of the Portfolios, although sales charges may apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the diversification requirements of section 817(h) of the Internal Revenue Code of
1986 (the "Code").  In general, each Portfolio declares and distributes a dividend from its net investment income annually, and distributes any net realized long- and short-term capital gains at least annually either during or after the close of the Portfolio's fiscal year.  Distributions are made to the various separate accounts (not to Contractowners) in the form of additional shares (not in cash).

                                                          REASONS FOR THE TRANSACTION

         The Transaction would be the second step in a two-step process that is intended to provide shareholders with the benefits of
(1) a Portfolio having a more disciplined management style and a better performance history based on the management and performance of similarly managed funds managed by each sub-advisor (2) greater oversight of the management of the Portfolio by ASISI, and (3) the increased efficiency of a larger Portfolio.

         Prior to November 13, 2000, Contractowners who have assets allocated to the Alger Portfolio instead had assets allocated to the Alger American Growth Portfolio of The Alger American Fund (the "Alger American Fund").  In the first step in the process, shares of the Alger American Fund beneficially owned by ASLAC Contractowners were redeemed and shares of the Alger Portfolio were purchased with the proceeds of the redemption under an order of the Securities and Exchange Commission permitting such transfer, effectively making such Contractowners shareholders of the Alger Portfolio.  The Alger Portfolio has not been offered or sold to Contractowners other than former holders of the Alger American Fund.  Like the other portfolios of the Trust, the management of the Alger Portfolio by its Sub-advisor is subject to the oversight of ASISI, the Portfolio's investment manager.  ASISI did not provide similar oversight with respect to the Alger American Fund, as it had no investment advisory relationship with respect to that fund.  The Alger
Portfolio is, however, essentially identical to the Alger American Fund in terms of its investment objective and policies, its fees and expenses, and other features.

         The Transaction would be the second step in the process.  The Board of Trustees of the Trust (the "Board") has recommended that the Plan, which describes the Transaction and its details and conditions, be approved by the Alger Portfolio shareholders because of the potential benefits to shareholders relating to the management of the MFS Portfolio, certain features of the MFS
Portfolio, and the combination of the two Portfolios into a single, larger Portfolio.

         The Plan was presented to the Board at a meeting held on September 8, 2000 based on information provided to the Board by
ASISI at such meeting and at a meeting held on June 1, 2000.  At such meetings, the Board was informed by ASISI of the disciplined management style of the MFS Portfolio and similar funds managed by MFS in terms of monitoring that such funds are invested in the types of securities in which they are intended to invest.  For example, MFS follows a rigorous style of investing whereby securities are sold when either market conditions warrant their sale, or where the capitalization of a particular security rises beyond a portfolio's capitalization limit, such as when a small-cap stock becomes a large-cap stock.  This management style means that a
portfolio stays more true to its investment objective in rising markets.   The Board also considered that the larger fund that would
result from the Transaction may be able to benefit from reduced trading costs and increased operational efficiencies.

         The Board was also reminded of its prior approval of the Distribution Plan as described above for most of the other portfolios of the Trust, including the MFS Portfolio.  The Distribution Plan is designed to improve ASM's ability to attract new investments in the Trust by enabling it to compensate broker-dealers who sell variable insurance products adequately and in the most effective manner at no additional cost of the portfolios.  The resulting increase in portfolio assets should enable the portfolios to achieve greater economies of scale and thereby lower their per-share operating expenses.  In its approval of the Distribution Plan, the Board also considered its potential benefits to ASISI and ASM, including that an increase in the assets of the portfolios would increase the management fees paid to ASISI, and that payment of distribution expenses out of brokerage commission could reduce the need for ASM to pay such expenses out of other resources available to it.

         Also, the Board was reminded of its prior approval to seek the exemptive order authorizing it to select and change sub-advisors for most of the Trust's portfolios, including the MFS Portfolio, without obtaining shareholder approval of such changes.  This "manager-of-managers" authority is intended to facilitate the supervision and management of the sub-advisors by ASISI and the Board without the substantial costs and delays that result from the need to hold shareholder meetings.  While manager-of-managers authority allows for less shareholder scrutiny of proposed contracts with additional or replacement sub-advisors, the addition or replacement of sub-advisors would still take place only after careful review by ASISI and the Board.

         The Board also was provided with information about the expenses of both Portfolios, and was informed by ASISI that the higher fees for the MFS Portfolio were competitive compared to the fees of other funds with similar structures and investment objectives and policies, including other portfolios of the Trust.  The Board was also provided with information about the tax consequences of the Transaction.  During the course of its deliberations, the Board was informed that the expenses of the Transaction will be borne by ASLAC or its affiliates, and not by the Trust or either Portfolio.

         The Board, including a majority of the Trustees who are not interested persons of the Trust, unanimously concluded that the
Transaction is in the best interests of the shareholders of the Alger Portfolio and that no dilution of value would result to the shareholders of the Alger Portfolio or the MFS Portfolio from the Transaction, and the Board approved the Plan and recommended that shareholders of Alger Portfolio vote to approve the Transaction.

               For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If shareholders of the Alger Portfolio do not approve the Plan, the Board will consider other possible courses of action for the Alger Portfolio, including consolidation of the Alger Portfolio with funds other than the MFS Portfolio.

                                                       INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.  (The Plan also governs a separate transaction involving two portfolios of the Trust other than the Alger Portfolio and MFS Portfolio; Alger Portfolio shareholders may disregard the information in the Plan regarding this other transaction.)

Closing of the Transaction.

         If shareholders of the Alger Portfolio approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of the Alger Portfolio and the MFS Portfolio, including the preparation of certain documents.  The
Trust will determine a specific date for the actual Transaction to take place.  This is called the closing date.  If the shareholders of the Alger Portfolio do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Alger Portfolio approve the Plan, the Alger Portfolio will deliver to the MFS Portfolio substantially all of its assets on the closing date.  In exchange, shareholders of the Alger Portfolio will beneficially own shares of the MFS Portfolio that have a value equal to the dollar value of the assets delivered to the MFS Portfolio.  The stock transfer books of the Alger Portfolio will be permanently closed on the closing date.  Requests to transfer or redeem assets allocated to the
Alger Portfolio may be submitted at any time before 4:00 p.m. Eastern time on the closing date; requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Trust may amend the Plan without shareholder approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Alger
Portfolio.

Expenses of the Transaction.

         The expenses resulting from the Transaction will be paid by ASLAC or its affiliates, and not by the Trust or either
Portfolio.

Tax Consequences of the Transaction.

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1)
of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations received from the Trust, on behalf of the Portfolios, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, that shareholders of the
Alger Portfolio will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Alger Portfolio for shares of the MFS Portfolio and that neither the MFS Portfolio nor its shareholders will recognize any gain or loss upon receipt of the assets of the Alger Portfolio.  Because the Portfolios are offered through tax-deferred variable insurance products, however, Contractowners generally would not recognize any gain or loss even if the Transaction does not qualify as a tax-free reorganization.  Contractowners should consult the prospectuses of their variable insurance products for information on the federal tax consequences of owning the product.  You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of MFS Portfolio shares.

         Shares of the MFS Portfolio will be distributed to shareholders of the Alger Portfolio and will have the same legal characteristics as the shares of the Alger Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of November 20, 2000, the capitalization of shares of the Alger Portfolio and the MFS
Portfolio.  The table also shows the projected capitalization of MFS Portfolio shares as adjusted to give effect to the proposed
Transaction.  The capitalization of the MFS Portfolio is likely to be different when the Transaction is consummated.

                                                                                                    MFS Portfolio
                                                                                                   Projected after
                                       Growth Portfolio      MFS Portfolio                           Transaction
                                          (unaudited)         (unaudited)         Adjustments        (unaudited)
                                          -----------         -----------         -----------        -----------

Net assets (millions).................            $1,419                 $71                  $0             $1,490

Total shares outstanding .............                                           (12,953,658)(a)        138,434,508
                                             144,773,002           6,622,993

Net asset value per share.............             $9.80              $10.76                  $0             $10.76

(a) Reflects the change in shares of AST Alger Growth Portfolio upon conversion to AST MFS Growth.

                                                               VOTING INFORMATION

Required vote.

         The affirmative vote of a majority of the total number of outstanding shares of the Growth Portfolio is necessary to approve the Plan.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the
Alger Portfolio held at the close of business on December 27, 2000 (the "Record Date").  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         As stated above, ASLAC is the legal owner of 100% of the Alger Portfolio's shares.  Shares of the Portfolio will be voted by
ASLAC with respect to the Plan in accordance with instructions received from Contractowners.  In addition, ASLAC is entitled to vote shares for which no proxy is received and will vote such shares (for the Plan, against the Plan and abstain) in the same proportion as the votes cast by Contractowners.  Therefore, ASLAC's presence at the Meeting is sufficient to constitute a quorum under the
Trust's By-laws, and all of the shares of the Alger Portfolio will be voted in some manner by ASLAC.

         An abstention is not counted as an affirmative vote of the type necessary to approve the Plan and, therefore, will have the same effect as a vote against the Plan.

How to vote.

         You can vote in any one of three ways:

o        By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through the Internet by visiting HTTP://WWW.AMERICANSKANDIA.COM, looking for the "Vote" link and following the instructions
                                          ------------------------------
                           provided.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking proxies.

         You may revoke your proxy at any time before it is voted by sending a written notice to the Secretary of the Trust expressly revoking your proxy, by signing and forwarding to the Fund a later-dated proxy, or by attending the Meeting and voting in person.

Other matters.

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.

Who may vote.

         Shareholders of record of the Alger Portfolio on the Record Date will be entitled to vote at the meeting.  On the Record
Date, there were 142,078,377.255 outstanding shares of the Alger Portfolio issued and outstanding.

Solicitation of proxies.

         Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but proxies also may be solicited by telephone, facsimile, through electronic means such as e-mail, or in person by officers or representatives of the Trust or ASLAC.  If the record owner of a contract or policy is a broker-dealer firm, custodian, nominee or fiduciary, the
Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent.  The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

                                       ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         The Alger Portfolio and the MFS Portfolio are separate series of the Trust, which is an open-end management investment company registered with the SEC under the Investment Company Act.  Each Portfolio is, in effect, a separate mutual fund.  Detailed information about the Trust and each Portfolio is contained in the Prospectus for the Portfolios which is enclosed with and considered a part of this Prospectus/Proxy Statement.  Additional information about the Trust and each Portfolio is included in the
Trust's SAI, dated October 23, 2000, which has been filed with the SEC and is incorporated into the SAI relating to this
Prospectus/Proxy Statement.

         You may request a free copy of the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1999 and the
Trust's Semiannual Report to Shareholders for the six month period ended June 30, 2000 by calling 1-800-752-6342 or by writing to the
Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act.  These materials can be inspected and copied at: the SEC's
Public Reference Room at 450 Fifth Street NW, Washington, DC  20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY  10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL  60661.
Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.
                                                       ------------------

                                                      PRINCIPAL HOLDERS OF SHARES

As noted above, 100% of the shares of the Alger Portfolio were owned of record by ASLAC as of the Record Date.  As of the Record
Date, ASLAC owned of record 100% of the shares of the MFS Portfolio.  No shareholder is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the MFS Portfolio.

2

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of Reorganization by American Skandia Trust on behalf of the AST MFS Growth Portfolio and the AST Alger Growth
                  Portfolio

   B              Prospectus for the AST MFS Growth Portfolio and the AST Alger Growth Portfolio of American Skandia Trust dated
                  October 23, 2000 (enclosed)

A-21

                                                               Exhibit A

                                           Plan of Reorganization by American Skandia Trust

                                                    FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this _____ th day of ______________, 2000, by American Skandia Trust (the
"Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at One
Corporate Drive, Shelton, Connecticut 06484, on behalf of the AST MFS Growth Portfolio, the AST Alger All-Cap Growth Portfolio (the
AST MFS Growth Portfolio and the AST Alger All-Cap Growth Portfolio are referred to herein as the "Acquiring Portfolios"), the AST
Alger Growth Portfolio, and the AST Alger Mid-Cap Growth Portfolio (the AST Alger Growth Portfolio and the AST Alger Mid-Cap Growth
Portfolio are referred to herein as the "Acquired Portfolios"), all series of the Trust.  Together, the Acquiring Portfolios and
Acquired Portfolios are referred to as the "Portfolios."

The reorganizations (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by each Acquiring
Portfolio, of substantially all of the property, assets and goodwill of the corresponding Acquired Portfolio and the assumption by such Acquiring Portfolio of all of the liabilities of the Corresponding Acquired Portfolio in exchange solely for full and fractional shares of beneficial interest, par value $0.001 each, of the Acquiring Portfolio ("Acquiring Portfolio Shares"); (ii) the
distribution of Acquiring Portfolio Shares to the shareholders of each corresponding Acquired Portfolio according to their respective interests in complete liquidation of the Acquired Portfolio; and (iii) the dissolution of each Acquired Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         Each Acquiring Portfolio is identified in the table below opposite its corresponding Acquired Portfolio:

Acquiring Portfolio                                                    Acquired Portfolio
-------------------                                                    ------------------

AST MFS Growth Portfolio                                               AST Alger Growth Portfolio
AST Alger All-Cap Growth Portfolio                                     AST Alger Mid-Cap Growth Portfolio

         In order to consummate the Plan, the following  actions shall be taken by the Trust on behalf of the Acquiring  Portfolios and
Acquired Portfolios:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan, the Trust on behalf of each Acquired Portfolio shall convey, transfer and deliver to the corresponding Acquiring Portfolio at the Closing all of the Acquired Portfolio's then existing assets subject to its liabilities, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing
Date; and (ii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired
Portfolio, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the
Acquired Portfolio's books (hereinafter "Net Assets").  Each Acquired Portfolio shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and conditions of this Plan, the Trust on behalf of each Acquiring Portfolio shall at the
Closing deliver to the corresponding Acquired Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the corresponding Acquired Portfolio ("Acquired Portfolio Shares") on the Closing Date by the
net asset value per share of the corresponding Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Acquired Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing
Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately following the Closing, each Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to this
Section 1 and then shall terminate and dissolve.  Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Trust relating to each Acquiring Portfolio and noting in such accounts the type and amounts of such Acquiring Portfolio Shares that such former Acquired Portfolio shareholders are due based on their respective holdings of the
Acquired Portfolio as of the close of business on the Closing Date.  Fractional Acquiring Portfolio Shares shall be carried to the third decimal place.  The Acquiring Portfolios shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of each Acquired Portfolio's Net Assets to be transferred to the corresponding Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation Time") using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset value of a share of each Acquiring Portfolio shall be determined to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

         (c)      The net asset value of a share of each Acquired Portfolio shall be determined to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing").  The date of the
Closing (the "Closing Date") shall be February ___, 2001, or such later date as determined by the Trust's officers.  The Closing shall take place at the principal office of the Trust at 5:00 P.M. Eastern time on the Closing Date.  The Trust on behalf of each
Acquired Portfolio shall have provided for delivery as of the Closing of each Acquired Portfolio's Net Assets to be transferred to the account of the corresponding Acquiring Portfolio at the Acquiring Portfolios' Custodian, PFPC Trust Company, Airport Business
Center, International Court 2, 200 Stevens Drive, Philadelphia, PA 19113.  Also, the Trust on behalf of each Acquired Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its
President to the best of its or his or her knowledge and belief.  The Trust on behalf of each Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the corresponding Acquired Portfolio's account on the Closing Date to the Secretary of the Trust, or shall provide evidence satisfactory to the Acquired Portfolio that such Acquiring
Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as the Trust on behalf of
Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of each Acquired Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about each Acquired Portfolio:
(a)      Each Acquired Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
                  Massachusetts and validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Acquired Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights and currently issues shares of forty-one (41) series.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

         (c)      The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended December
31, 1999, audited by Deloitte & Touche LLP, and its Semiannual Report to Shareholders for the six months ended June 30, 2000, fairly present the financial position of each Acquired Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct each Acquired Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of each  Acquired  Portfolio  is not a party to or obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      Neither Acquired Portfolio is under the jurisdiction of a court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

         (g)      Neither Acquired Portfolio has any unamortized or unpaid organizational fees or expenses.

         (h)      Each Acquired Portfolio has qualified as a regulated investment company (a "RIC") under the Code since its inception and will continue to qualify at the Closing, and the consummation of the transactions contemplated by this Plan will not cause such
Acquired Portfolio to fail to satisfy the requirements of subchapter M of the Code.  Each Acquired Portfolio also has satisfied the diversification requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the
Closing.

5.       Representations and Warranties by the Fund on behalf of each Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about each Acquiring Portfolio:

         (a)      Each Acquiring Portfolio is a series of the Trust, a business trust organized under the laws of the Commonwealth of
Massachusetts and validly existing and in good standing under the laws of that jurisdiction.  The Trust is duly registered under the
1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights and currently issues shares of forty-one (41) series.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.
Acquiring Portfolio Shares to be issued pursuant to this Plan will be fully paid, non-assessable, freely transferable and have full voting rights.

         (c)      At the Closing, Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United
States and jurisdictions in which the shares of the corresponding Acquired Portfolio are presently eligible for offering to the public, and there are a sufficient number of Acquiring Portfolio Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended December
31, 1999, audited by Deloitte & Touche LLP, and its Semiannual Report to Shareholders for the six months ended June 30, 2000, fairly present the financial position of each Acquiring Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary power and authority to conduct each Acquiring Portfolio's business as such business is now being conducted.

         (f)      The Trust on behalf of each Acquiring Portfolio is not a party to or obligated under any provision of the Trust's
Amended and Restated Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      Neither the Trust nor either of the Acquiring Portfolios is under the jurisdiction of a court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (h)      Each Acquiring Portfolio has qualified as a RIC under the Code since its inception and will continue to qualify at the Closing, and the consummation of the transactions contemplated by this Plan will not cause such Acquiring Portfolio to fail to satisfy the requirements of subchapter M of the Code.  Each Acquiring Portfolio also has satisfied the diversification requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about each of the Portfolios:
         (a)      The statement of assets and liabilities to be created by the Trust for each of the Portfolios as of the Valuation
Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Portfolios and the net assets in the case of the Acquiring Portfolios, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing, the Portfolios will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Trust's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any of the Portfolios.

         (d)      There are no known actual or proposed deficiency assessments with respect to any taxes payable by any of the
Portfolios.

         (e)      The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the
Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      It anticipates that consummation of this Plan will not cause any of the Portfolios to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the necessary power and authority to conduct the business of the Portfolios, as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's respective business as presently conducted between the date hereof and the Closing.

         (b)      The Trust intends that the Acquired Portfolios will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (c)      The Trust on behalf of each Acquired Portfolio intends, if this Plan is consummated, to liquidate and dissolve each
Acquired Portfolio.

         (d)      The Trust intends that, by the Closing, all of the Portfolios' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the Closing, the Trust on behalf of each Acquired Portfolio intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Portfolio Shares as of the Valuation Time who are to become shareholders of the corresponding Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Trust intends to mail to each shareholder of record of each Acquired Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section
14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement or statements on
Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder ("Registration Statements"), and will use its best efforts to provide that the Registration Statements become effective as promptly as practicable.  At the time a Registration
Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time a Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Portfolio, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to an Acquiring Portfolio and its corresponding Acquired Portfolio shall be subject to the following conditions:

         (a)      That:  (i) all the representations and warranties contained herein concerning the relevant Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Trust on behalf of the relevant Portfolios shall occur prior to the Closing; and (iii)
the Trust shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of the relevant Portfolios.

         (c)      That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under
Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or distributions shall have been declared for each Portfolio, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Portfolio (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the
Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of each Acquired Portfolio an opinion from Messrs. Stradley,
Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with representations provided by the Trust in certificates delivered to such counsel:

                           (1)      The acquisition by each Acquiring Portfolio of substantially all the assets of the corresponding
Acquired Portfolio, as provided for herein, in exchange for Acquiring Portfolio Shares and the assumption by each such Acquiring
Portfolio of the corresponding Acquired Portfolio's liabilities followed by the distribution by each such Acquired Portfolio to its respective holders of voting shares of the corresponding Acquired Portfolio in complete liquidation will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2)      No gain or loss will be recognized by an Acquired Portfolio upon the transfer of substantially all of its assets to its corresponding Acquiring Portfolio in exchange solely for voting shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities (Sections 361(a) and 357(a) of the Code);

                           (3)      No gain or loss will be recognized by an Acquiring Portfolio upon the receipt of substantially all of the assets of its corresponding Acquired Portfolio in exchange solely for voting shares of the Acquiring Portfolio (Section
1032(a) of the Code);

                           (4)      No gain or loss will be recognized by an Acquired Portfolio upon the distribution of voting shares of the corresponding Acquiring Portfolio to its shareholders pursuant to the liquidations of the Acquired Portfolio (in pursuance of the Plan) (Section 361(c)(1) of the Code);

                           (5)      The basis of the assets of an Acquired Portfolio received by its corresponding Acquiring Portfolio will be the same as the basis of such assets to the Acquired Portfolio immediately prior to the exchange (Section 362(b) of the Code);

                           (6)      The holding period of the assets of an Acquired Portfolio received by its corresponding Acquiring
Portfolio will include the period during which such assets were held by the Acquired Portfolio (Section 1223(2) of the Code);

                           (7)      No gain or loss will be recognized by the shareholders of an Acquired Portfolio upon the exchange of their shares in the Acquired Portfolio for voting shares of the corresponding Acquiring Portfolio (including fractional shares to which they may be entitled) (Section 354(a) of the Code);

                           (8)      The basis of the Acquiring Portfolio Shares received by the corresponding Acquired Portfolio's shareholders (including fractional shares to which they may be entitled) shall be the same as the basis of the Acquired Portfolio
Shares exchanged therefor (Section 358(a)(1) of the Code);

                           (9)      The holding period of Acquiring Portfolio Shares received by the corresponding Acquired
Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired
Portfolio's Shares surrendered in exchange therefor, provided that the Acquired Portfolio's Shares were held as a capital asset on the effective date of the Reorganization (Section 1223(1) of the Code); and

                           (10)     Each Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the corresponding Acquired Portfolio described in Section
381 (c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income
Tax Regulations thereunder.

         (g)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring Portfolio Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions required to be taken by the Trust and/or Portfolios to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the execution, delivery nor performance of this Plan by the Trust violates any provision of the Trust's Amended and Restated Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise bound; this Plan is the legal, valid and binding obligation of the Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms;
and

                           (4)      The Trust's registration statement of which the prospectus dated October 23, 2000 relating to each
Portfolio is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

         (h)      That the Trust's Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the corresponding Acquired Portfolio's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the corresponding Acquired Portfolio.

         (j)      That, at the Closing, there shall be transferred to each Acquiring Portfolio aggregate Net Assets of the corresponding Acquired Portfolio comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The expenses of entering into and carrying out the provisions of this Plan shall be borne by American Skandia Life
Assurance Corporation or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Acquired Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.  The termination or abandonment of this Plan or the postponement of the Closing with respect to any Acquiring Portfolio and its corresponding Acquired Portfolio shall not affect the performance of this
Plan by the other Portfolios unless this Plan is terminated or abandoned or the closing is postponed with respect to those other
Portfolios.

         (b)      If the transactions contemplated by this Plan have not been consummated by April 30, 2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan with respect to an Acquiring Portfolio and its corresponding Acquired
Portfolio pursuant to the provisions hereof, the same shall become void and have no further effect with respect to such Acquiring
Portfolio or Acquired Portfolio, and neither the Fund, the Acquiring Portfolio nor the Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Trust's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, directors, agents or shareholders nor the
Portfolios nor any of their shareholders shall have any liability with respect to such representations or warranties after the
Closing.  This provision shall not protect any officer, director, agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Trust's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Portfolios, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued to the corresponding Acquired Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the corresponding Acquired Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust on behalf of the Acquired Portfolio shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan embodies the entire plan of the Trust on behalf of the Portfolios and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Plan may be amended only by the Trust on behalf of a Portfolio in writing.  Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at One Corporate Drive, P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS WHEREOF, American Skandia Trust, on behalf of the AST MFS Growth Portfolio, AST Alger All-Cap Growth Portfolio,
AST Alger Growth Portfolio and AST Alger Mid-Cap Growth Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                              AMERICAN SKANDIA TRUST
                                                              on behalf of
                                                              AST MFS Growth Portfolio,
                                                              AST Alger All-Cap Growth Portfolio,

                                                              AST Alger Growth Portfolio, and

                                                              AST Alger Mid-Cap Growth Portfolio.

Attest:                                                       By:

----------------------------------                            ------------------------------------

                                                               EXHIBIT B
                                                   Prospectus dated October 23, 2000

         The Prospectus for the AST MFS Growth Portfolio and the AST Alger Growth Portfolio of American Skandia Trust dated October
23, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows.

PROSPECTUS                                                                                             October 23, 2000

                                                  AMERICAN SKANDIA TRUST
                                      One Corporate Drive, Shelton, Connecticut 06484
---------------------------------------------------------------------------------------------------------------------------
American  Skandia Trust (the "Trust") is an investment  company made up of 41 separate  portfolios  ("Portfolios"),  two of which are offered through this Prospectus.

   AST MFS Growth Portfolio
   AST Alger Growth Portfolio

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment vehicle for life insurance  companies  ("Participating  Insurance  Companies")  writing variable annuity  contracts  and  variable  life  insurance  policies.  Shares  of the Trust may also be sold  directly  to  certain tax-deferred  retirement  plans.  Each variable  annuity  contract and variable  life  insurance  policy  involves fees and expenses not  described in this  Prospectus.  Please read the  Prospectus  for the variable  annuity  contract and variable life insurance policy for information regarding the contract or policy, including its fees and expenses.

                                                     TABLE OF CONTENTS
                                                     -----------------

Caption                                                                                                        Page
-------                                                                                                        ----

                                                    RISK/RETURN SUMMARY

         American Skandia Trust (the "Trust") is comprised of forty-one  investment  portfolios (the "Portfolios").  Two of which are offered  through this  Prospectus.  The  Portfolios  are designed to provide a wide range of investment  options.
Each  Portfolio has its own  investment  goal and style (and, as a result,  its own level of risk).  Some of the Portfolios offer potential for high returns with  correspondingly  higher risk, while others offer stable returns with relatively less risk. It is possible to lose money when  investing  even in the most  conservative  of the  Portfolios.  Investments in the
Portfolios  are not bank deposits and are not insured or guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other government agency.

         It is not  possible to provide an exact  measure of the risk to which a Portfolio  is subject,  and a  Portfolio's risk will vary based on the securities that it holds at a given time.  Nonetheless,  based on each  Portfolio's  investment style and the risks  typically  associated with that style, it is possible to assess in a general manner the risks to which a Portfolio will be subject.  The following  discussion  highlights the investment  strategies and risks of each Portfolio.
Additional  information  about each  Portfolio's  potential  investments and its risks is included in this Prospectus under
"Investment Objectives and Policies."

Capital Growth Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

MFS Growth                    Long-term capital growth       The Portfolio invests primarily in common stocks and related
                              and future income              securities.

Alger Growth                  Long-term capital growth       The Portfolio invests primarily in equity securities that are listed on U.S. exchanges or in the over-the-counter market.

Principal Investment Strategies:
-------------------------------

The AST MFS Growth Portfolio  invests,  under normal market  conditions,  at least 80% of its total assets in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary receipts,  of companies that the
Sub-advisor  believes offer better than average  prospects for long-term  growth.  The  Sub-advisor  uses a "bottom up," as opposed to "top down,"  investment  style in managing the  Portfolio.  This means that  securities  are selected based upon fundamental analysis of individual companies by the Sub-advisor.

In managing the  Portfolio,  the  Sub-advisor  seeks to purchase  securities  of companies  that it considers  well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o........a strong franchise, strong cash flows and a recurring revenue stream
o        a strong industry position,  where there is potential for high profit margins or substantial barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

The Portfolio may invest up to 35% of its net assets in foreign securities.

The AST Alger Growth  Portfolio  invests  primarily in equity  securities,  such as common or  preferred  stocks,  that are listed on U.S.  exchanges  or in the  over-the-counter  market.  The  Portfolio  invests  primarily in growth  stocks.  The
Sub-advisor believes that these stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  These are vital creative  companies that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.
o        Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce  advantageous  results.  These  changes  may  be as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

The Portfolio  focuses on growing  companies  that generally have broad product  lines,  markets,  financial  resources and depth of  management.  The Portfolio  normally  invests at least 65% of its total assets in equity  securities of companies that, at the time of purchase of the securities, have total market capitalizations of $1 billion or greater.

Principal Risks:
---------------

o        All of the capital  growth  portfolios  are equity  funds,  and the primary  risk of each is that the value of the stocks they hold will  decline.  Stocks can decline for many  reasons,  including  reasons  related to the  particular company, the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

o        The risk to which the capital growth  portfolios are subject depends in part on the size of the companies in which the  particular  portfolio  invests.  Securities  of smaller  companies  tend to be subject to more abrupt and erratic price movements than securities of larger companies,  in part because they may have limited product lines, markets, or financial  resources.  Market  capitalization,  which is the total market value of a company's  outstanding  stock, is often used to classify companies based on size. Therefore,  as funds investing primarily in larger companies,  the AST
     MFS Growth  Portfolio and the AST Alger Growth  Portfolio  will be subject to somewhat less risk than a fund investing primarily in small-cap companies.

o        The AST MFS Growth  Portfolio and the AST Alger Growth  Portfolio  generally  take a growth  approach to investing rather than a value  approach.  Value stock are  believed  to be selling at prices  lower than what they are  actually worth,  while growth  stocks are those of  companies  that are expected to grow at  above-average  rates.  A portfolio investing  primarily in growth  stocks will tend to be subject to more risk than a value fund,  although this will not always be the case.

Past Performance

             No  performance  information is included for the AST MFS Growth  Portfolio and the AST Alger Growth  Portfolio
because these Portfolios commenced operations after January 1999.

FEES AND  EXPENSES OF THE  PORTFOLIOS:  The table below  describes  the fees and  expenses  that you may pay if you buy and hold shares of the Portfolios.  Unless otherwise  indicated,  the expenses shown below are for the year ending December 31,
1999.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                                      NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                           NONE*
Exchange Fee                                                                                              NONE*

* Because shares of the Portfolios may be purchased  through variable  insurance  products,  the prospectus of the relevant product should be carefully  reviewed for  information on the charges and expenses of those  products.  This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                     Management    Estimated    Other         Total Annual     Fee Waivers    Net Annual
                                     Fees          Distribution Expenses      Portfolio       and Expense     Fund
                                                  and                         Operating       Reimbursement(4)Operating
Portfolio:                                        Service                     Expenses                        Expenses
                                                  (12b-1)
                                                  Fees(3)
------------------------------------ ------------ ------------- ------------- --------------- --------------- ---------------
AST MFS Growth(1)                        0.90         0.00           0.12          1.02            N/A             1.02
AST Alger Growth(2)                      0.75         N/A            0.23          0.98            0.19            0.79

(1)      This Portfolio commenced operations in October 1999.  "Other Expenses" and "Estimated Distribution and Service
     Fees" shown are based on actual amounts for the period from commencement of operations until June 30, 2000.
(2)      This Portfolio commenced operations in November 2000.  "Other Expenses" and "Estimated Distribution and Service
     Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.
(3)  As discussed below under  "Management of the Trust - Fees and Expenses,  the Trustees adopted a Distribution Plan (the
    "Distribution  Plan") under Rule 12b-1 to permit an affiliate of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by the Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolio.  While the brokerage  commission  rates and amounts paid by the various
    Portfolios are not expected to increase as a result of the Distribution  Plan, the staff of the Securities and Exchange
    Commission  recently  takes the  position  that  commission  amounts  received  under the  Distribution  Plan should be reflected as distribution  expenses of the Funds.  The  Distribution Fee estimates are derived and annualized from data regarding  commission amounts directed to the affiliate under the Distribution Plan from January 1, 2000 until December
    31, 2000.  Although there is no maximum  commission  amount  allowable,  actual  commission  amounts directed under the
    Distribution  Plan will vary and the amounts  directed  during the first full fiscal year of the Plan's  operations may differ substantially from the annualized amounts listed in the above chart.
(4)      The  Investment  Manager has agreed to reimburse  and/or waive fees for the Growth  Portfolio  until the sooner of
    November 13, 2001 or the date of the closing of the  Transaction.  The caption "Total Annual Fund  Operating  Expenses"
    reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Fund
    Operating Expenses" reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated.  The Example also assumes that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------
AST Alger Growth                                     81                252              N/A               N/A
AST MFS Growth                                       104               325              563               1,248

INVESTMENT OBJECTIVES AND POLICIES:

         The investment  objective,  policies and limitations for each of the Portfolios are described below. While certain policies apply to all Portfolios,  generally each Portfolio has a different  investment  objective and investment focus. As a result, the risks,  opportunities and returns of investing in each Portfolio will differ.  The investment  objectives and policies of the Portfolios  generally are not fundamental  policies and may be changed by the Trustees without  shareholder approval.

         There can be no assurance  that the  investment  objective of any Portfolio  will be achieved.  Risks  relating to certain types of securities  and  instruments in which the  Portfolios  may invest are described in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         If approved by the Trustees,  the Trust may add more Portfolios and may cease to offer any existing  Portfolios in the future.

AST MFS GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective of the Portfolio is to provide  long-term  growth of capital and future, rather than current, income.

Principal Investment Policies and Risks:

         The  Portfolio  invests,  under normal  market  conditions,  at least 80% of its total assets in common stocks and related  securities,  such as preferred  stocks,  convertible  securities  and depositary  receipts,  of companies that the
Sub-advisor believes offer better than average prospects for long-term growth.

         The Sub-advisor  uses a "bottom up," as opposed to "top down,"  investment  style in managing the Portfolio.  This means that  securities  are selected  based upon  fundamental  analysis of  individual  companies  (such as analysis of the companies' earnings, cash flows, competitive position and management abilities) by the Sub-advisor.

         In managing the Portfolio,  the Sub-advisor seeks to purchase  securities of companies that it considers  well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong industry position,  where there is potential for high profit margins or substantial barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

         The Portfolio may invest up to 35% of its net assets in foreign securities.

         As with any fund  investing  primarily in common  stocks,  the value of the  securities  held by the Portfolio may decline in value,  either  because  of  changing  economic,  political  or market  conditions  or  because of the  economic condition of the company  that issued the  security.  These  declines may be  substantial.  In addition,  the prices of the growth  company stocks in which the Portfolio  invests may fluctuate to a greater  extent than other equity  securities due to  changing  market  conditions  or  disappointing  earnings  results.  The  Portfolio  may invest in  foreign  companies, including  companies  located in developing  countries,  and it therefore  will be subject to risks  relating to political, social and economic  conditions  abroad,  risks  resulting from differing  regulatory  standards in non-U.S.  markets,  and fluctuations in currency exchange rates.

Other Investments:

         Although the  Portfolio  will invest  primarily in common  stocks and related  securities,  the Portfolio may also invest in variable and floating rate debt  securities.  The  Portfolio may purchase and sell futures  contracts and related options on securities indices,  foreign currencies and interest rates for hedging and non-hedging  purposes.  The Portfolio may also enter into  forward  contracts  for the  purchase  or sale of  foreign  currencies  for  hedging  and  non-hedging purposes.  The Portfolio may purchase and write (sell) options on securities, stock indices and foreign currencies.

         For more  information  on some of the types of  securities  other than common  stocks in which the  Portfolio  may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Portfolio may depart from its principal investment strategy by temporarily  investing for  defensive  purposes  when adverse  market,  economic or political  conditions  exist.  When  investing  for  defensive purposes,  the  Portfolio  may hold cash or invest in cash  equivalents,  such as short-term  U.S.  government  securities, commercial  paper and bank  instruments.  While the Portfolio is in a defensive  position,  the  opportunity to achieve its investment objective will be limited.

AST ALGER GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S.
exchanges or in the over-the-counter market.

         The Portfolio  invests  primarily in growth stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit Volume Growth Companies.  These are vital,  creative companies that offer goods or services to a rapidly expanding  marketplace.  They include both  established and emerging  firms,  offering new or improved  products,  or firms simply fulfilling an increased demand for an existing product line.

         Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce advantageous results.  These changes may be as varied as new management,  products or technologies,  restructurings or reorganizations, or mergers and acquisitions.

         The Portfolio focuses on growing companies that generally have broad product lines,  markets,  financial resources and depth of management.  Under normal  circumstances,  the portfolio  invests  primarily in the equity securities of large companies.

         The Portfolio  normally  invests at least 65% of its total assets in equity  securities of companies  that, at the time of purchase of the  securities,  have total market  capitalizations  of $1 billion or greater.  The Portfolio also may invest up to 35% of its total assets in equity  securities of companies  that,  at the time of purchase,  have total market capitalizations of less than $1 billion.

         As with any fund investing  primarily in equity securities,  the value of the securities held by the Portfolio may decline.  These  declines can be  substantial.  In addition,  the growth  stocks in which the Portfolio  invests  primarily tend to  fluctuate  in price more than other  types of stocks.  Prices of growth  stocks  tend to be higher in  relation to their companies'  earnings,  and may be more sensitive to market,  political and economic  developments  than other stocks.
The Portfolio's level of risk will increase if it makes significant investments in securities of smaller companies.

Other Investments:

         Foreign Securities.  The Portfolio may invest up to 20% of the value of its total assets,  measured at the time of investment,  in equity and debt  securities  that are  denominated  in foreign  currencies.  There is no  limitation on the percentage of the Portfolio's  assets that may be invested in securities of foreign  companies that are denominated in U.S.
dollars.  In addition,  the Portfolio may enter into foreign  currency  transactions,  including  forward foreign  currency contracts and options on foreign  currencies,  to manage currency risks, to facilitate  transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Short sales "against the box."  The Portfolio may from time to time makes short sales "against the box."

         A discussion of these  investments and their risks is included in this Prospectus  under "Certain Risk Factors and
Investment Methods."

         Temporary Investments.  The Portfolio may invest up to 100% of its assets in cash, commercial paper, high-grade bonds or cash equivalents for temporary defensive reasons if the Sub-advisor believes that adverse market or other conditions warrant.  This is to attempt to protect the Portfolio from a temporary unacceptable risk of loss.  However, while the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth will be limited.

PORTFOLIO TURNOVER:

         Each  Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the Sub-advisor  and/or the Investment  Manager  determines that it would be in the Portfolio's  best interest to do so. It may be appropriate to buy or sell portfolio  securities due to economic,  market,  or other factors that are not within the
Sub-advisor's or Investment  Manager's  control.  Such  transactions  will increase a Fund's  "portfolio  turnover." A 100%
portfolio  turnover rate would occur if all of the  securities in a portfolio of investments  were replaced  during a given period.

         Although turnover rates may vary substantially  from year to year, it is anticipated that the following  Portfolio may regularly have annual rates of turnover exceeding 100%:

         AST Alger Growth Portfolio

         A high rate of  portfolio  turnover  involves  correspondingly  higher  brokerage  commission  expenses  and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset  value per share  ("NAV")  of each  Portfolio  is  determined  as of the close of the New York Stock
Exchange  (the  "NYSE")  (normally  4:00  p.m.  Eastern  Time) on each day  that  the  NYSE is open  for  business.  NAV is determined by dividing the value of a  Portfolio's  total assets,  less any  liabilities,  by the number of total shares of that  Portfolio  outstanding.  In  general,  the assets of each  Portfolio  are  valued on the basis of market  quotations.
However,  in certain  circumstances  where market quotations are not readily available (such as illiquid secondary markets)
or are believed to not represent the fair value of the security based on other  information  available  (such as if the SEC announced an investigation  into a security for financial  irregularities  after the close of the NYSE),  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on  business  days,  and  because  securities  traded on foreign  exchanges  may trade on other  days,  the value of a
Portfolio's investments may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the Portfolios may be made only by separate accounts of Participating  Insurance  Companies for the purpose of investing  assets  attributable  to variable  annuity  contracts  and variable life  insurance  policies
("contractholders"),  or by qualified plans. The separate  accounts of the Participating  Insurance  Companies place orders to purchase and redeem  shares of the Trust based on,  among other  things,  the amount of premium  payments to be invested and the amount of surrender  and  transfer  requests to be effected on that day under the variable  annuity  contracts  and variable  life  insurance  policies.  Orders are  effected on days on which the NYSE is open for trading.  Orders  received before 4:00 P.M.  Eastern time are effected at the NAV  determined  as of 4:00 P.M.  Eastern Time on that same day.  Orders received after 4:00 P.M.  Eastern Time are effected at the NAV calculated  the next business day.  Payment for  redemptions will be made within  seven days after the  request is  received.  The Trust does not assess any fees,  either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be assessed by Participating  Insurance  Companies under the variable annuity  contracts or variable life insurance  policies.
Please  refer to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further information on these fees.

         As of the date of this  Prospectus,  American  Skandia Life Assurance  Corporation  ("ASLAC") and Kemper Investors
Life Insurance  Company are the only  Participating  Insurance  Companies.  The profit  sharing plan covering  employees of
ASLAC and its affiliates,  which is a retirement plan qualified under Section 401(a) of the Internal  Revenue Code of 1986, as amended,  also may directly own shares of the Trust.  Certain  conflicts of interest may arise as a result of investment in the Trust by various  insurance  companies  for the benefit of their  contractholders  and by various  qualified  plans.
These  conflicts  could arise because of differences in the tax treatment of the various  investors,  because of actions of the  Participating  Insurance  Companies and/or the qualified plans, or other reasons.  The Trust does not currently expect that any material  conflicts  of interest  will arise.  Nevertheless,  the  Trustees  intend to monitor  events in order to identify any material  irreconcilable  conflicts and to determine what action,  if any, should be taken in response to such conflicts.  Should any conflict  arise that would  require a substantial  amount of assets to be withdrawn  from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment  Manager:  American  Skandia  Investment  Services,   Incorporated  ("ASISI"),  One  Corporate  Drive,  Shelton,
Connecticut,  acts as Investment  Manager to the Trust.  ASISI has served as Investment  Manager since 1992,  and currently serves as Investment  Manager to a total of 66  investment  company  portfolios  (including  the  Portfolios of the Trust).
ASISI is an indirect wholly-owned  subsidiary of Skandia Insurance Company Ltd.  ("Skandia").  Skandia is a Swedish company that owns,  directly  or  indirectly,  a number of  insurance  companies  in many  countries.  The  predecessor  to Skandia commenced operations in 1855.

         The Trust's  Investment  Management  Agreements with ASISI (the "Management  Agreements")  provide that ASISI will furnish each applicable  Portfolio with investment  advice and  administrative  services  subject to the supervision of the
Board of Trustees and in conformity  with the stated  policies of the  applicable  Portfolio.  The  Investment  Manager has engaged  Sub-advisors to conduct the investment programs of each Portfolio,  including the purchase,  retention and sale of portfolio  securities.  The Investment  Manager is  responsible  for  monitoring  the  activities of the  Sub-advisors  and reporting on such  activities to the Trustees.  The  Investment  Manager must also provide,  or obtain and  supervise,  the executive,  administrative,  accounting,  custody,  transfer  agent and  shareholder  servicing  services  that are  deemed advisable by the Trustees.

         The Trust has obtained an exemption  from the Securities and Exchange  Commission  that permits ASISI,  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory agreements,  without  obtaining  shareholder  approval  of the  changes.  This  exemption  (which is similar to  exemptions granted to other  investment  companies  that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees.

Sub-advisors:

         Massachusetts  Financial Services Company ("MFS"), which is located at 500 Boylston Street, Boston,  Massachusetts
02116,  serves as Sub-advisor for the AST MFS Growth  Portfolio.  MFS and its predecessor  organizations  have a history of money management  dating from 1924. As of June 30, 2000, the net assets under the management of the MFS  organization  were approximately $151.2 billion.

         The  portfolio  managers  responsible  for the  management  of the AST MFS Growth  Portfolio are Stephen Pesek and
Thomas D.  Barrett.  Mr.  Pesek,  a Vice  President  of MFS, has managed the  Portfolio  since its  inception  and has been employed by MFS as a  portfolio  manager  since 1994.  Mr.  Barrett has managed the  Portfolio  since May 2000 and has been employed by MFS in the  investment  management  area since 1996.  Prior to joining MFS,  Mr.  Barrett had been an Assistant
Vice President and Equity Research Analyst with The Boston Company Asset Management, Inc.

         Fred Alger Management,  Inc.  ("Alger"),  One World Trade Center,  Suite 9333, New York, New York 10048, serves as
Sub-advisor for the AST Alger Growth  Portfolio.  Alger has been an investment  advisor since 1964, and as of June 30, 2000 managed mutual fund and other assets totaling approximately $21.2 billion.

         The portfolio  managers  responsible for the management of the AST Alger Growth  Portfolio are David Alger and Ron
Tartaro.  Both have managed these  Portfolios  since their  inception.  Mr. Alger has been employed by Alger since 1971 and served as Executive Vice  President and Director of Research  prior to being named  President in 1995. Mr. Tartaro has been employed by Alger since 1990 as a senior research analyst until 1995 and as a Senior Vice President since 1995.

Fees and Expenses:

         Investment  Management  Fees.  ASISI  receives a fee,  payable each month,  for the  performance  of its services.
ASISI pays each  Sub-advisor a portion of such fee for the performance of the  Sub-advisory  services at no additional cost to any Portfolio.  The Investment  Management  fee for each  Portfolio  will differ,  reflecting the differing  objectives, policies and  restrictions  of each  Portfolio.  Each  Portfolio's fee is accrued daily for the purposes of determining the sale and redemption price of the Portfolio's  shares. The investment  management fee rate for the AST MFS Growth Portfolio, which  commenced  operations  during 1999, is an annual rate of .90% of the average daily net assets of the Portfolio.  The investment  management fee rate for the AST Alger Growth  Portfolio,  which had not commenced  operations prior to the date of this Prospectus, is an annual rate of .75% of the average daily net assets of the Portfolio.

         For more  information  about  investment  management  fees,  including  voluntary  fee  waivers  and the fee rates applicable at various asset levels,  and the fees payable by ASISI to each of the Sub-advisors,  please see the Trust's SAI under "Investment Advisory and Other Services."

         Other Expenses.  In addition to Investment  Management  fees, each Portfolio pays other expenses,  including costs incurred in connection  with the maintenance of its securities law  registrations,  printing and mailing  prospectuses  and statements  of  additional  information  to  shareholders,  certain  office and  financial  accounting  services,  taxes or governmental fees, brokerage  commissions,  custodial,  transfer and shareholder servicing agent costs, expenses of outside counsel  and  independent  accountants,  preparation  of  shareholder  reports  and  expenses  of trustee  and  shareholder meetings.  The Trust may also pay  Participating  Insurance  Companies  for  printing  and  delivery  of certain  documents
(including  prospectuses,  semi-annual and annual reports and any proxy materials) to holders of variable annuity contracts and variable life insurance  policies  whose assets are invested in the Trust.  Expenses not directly  attributable  to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan. The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 under the Investment  Company Act of 1940 to permit American Skandia Marketing,  Inc. ("ASM"),  an affiliate of ASISI, to receive brokerage  commissions  in  connection  with  purchases and sales of securities  held by the  Portfolios,  and to use these commissions to promote the sale of shares of the Portfolios.  Under the  Distribution  Plan,  transactions for the purchase and sale of securities  for a Portfolio  may be directed to certain  brokers for  execution  ("clearing  brokers") who have agreed to pay part of the brokerage  commissions  received on these  transactions to ASM for "introducing"  transactions to the clearing  broker.  In turn, ASM will use the brokerage  commissions  received as an  introducing  broker to pay various distribution-related  expenses,  such as advertising,  printing of sales materials,  and payments to dealers.  No Portfolio will pay any new fees or charges  resulting from the Distribution  Plan, nor is it expected that the brokerage  commissions paid by a Portfolio will increase as the result of implementation of the Distribution Plan.

TAX MATTERS:

         Each Portfolio  intends to distribute  substantially  all its net  investment  income.  Dividends from  investment income are  expected to be declared  and  distributed  annually,  although  the Trustees of the Trust may decide to declare dividends at other  intervals.  Similarly,  any net realized long and  short-term  capital gains of each  Portfolio will be declared  and  distributed  at  least  annually  either  during  or  after  the  close  of  the  Portfolio's  fiscal  year.
Distributions  will be made to the various  separate  accounts of the  Participating  Insurance  Companies and to qualified plans (not to holders of variable  insurance  contracts or to plan  participants) in the form of additional  shares (not in cash).  The  result is that the  investment  performance  of the  Portfolios,  either in the form of  dividends  or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

         Holders of variable  annuity  contracts or variable life insurance  policies  should consult the  prospectuses  of their  respective  contracts or policies for information on the federal income tax  consequences to such holders,  and plan participants  should consult any applicable plan documents for  information on the federal income tax  consequences to such participants.  In addition,  variable  contract owners and qualified plan  participants  may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

                                       This page has been intentionally left blank.

FINANCIAL  HIGHLIGHTS:  The financial  highlights  table is intended to help you understand the financial  performance  for the AST MFS Growth Portfolio since its inception.  Certain  information  reflects  financial results for a single Portfolio share.  The total  returns in the table  represent  the rate that an investor  would have earned or lost in the  Portfolio.
Except for the financial  information  for the period ended June 30, 2000,  which is unaudited,  the  information  has been audited by Deloitte & Touche LLP, the Trust's  independent  auditors.  The report of the independent  auditors,  along with the Portfolio's  financial  statements,  are included in the annual reports of the separate  accounts  funding the variable annuity  contracts and variable life insurance  policies,  which are available  without charge upon request to the Trust at
One Corporate Drive,  Shelton,  Connecticut or by calling (800) 752-6342.  No financial information is included for the AST
Alger Growth Portfolio, which had not commenced operations prior to October 23, 2000.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                            ----------------------------------------------------------------------------------------

                               NET ASSET       NET
NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET
VALUE
                   PERIOD      BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL
END
PORTFOLIO          ENDED        OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS
---------          -----        ---------      ------     -----------   ----------   ------      -----     -------------
OF PERIOD
---------

AST MFS Growth     06/30/00**    $11.30        $0.01        $0.35          $0.36$       --   $       --   $       --       $11.66
                   12/31/99(2)    10.00         0.01         1.29           1.30        --           --           --        11.30

---------------------------------------------------------------------------------------------------------------------------
(1) Annualized.
(2) Commenced operations on October 18, 1999.
** Unaudited.

                                                                            RATIOS OF EXPENSES
           SUPPLEMENTAL DATA                                                  TO AVERAGE NET ASSETS*
    ----------------------------------------                       ---------------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY             RATIO OF
NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER            INVESTMENT
INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE           (LOSS)     TO
AVERAGE
RETURN             (IN 000'S)              RATE                  REIMBURSEMENT         REIMBURSEMENT               NET
------             ----------              ----                  -------------         -------------               ----
ASSETS
------

  3.21%            $38,168                  102%                        1.02%(1)             1.02%(1)
0.22%(1)
   13.00%            4,868                   60%                        1.35%(1)             1.35%(1)
0.76%(1)

---------------------------------------------------------------------------------------------------------------------------

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description of certain  securities and investment  methods that the Portfolios may invest in or use, and certain of the risks  associated  with such securities and investment  methods.  The primary  investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should refer to that section to obtain  information about each Portfolio.  In general,  whether a particular  Portfolio may invest in a specific type of security  or use an  investment  method is  described  above or in the  Company's  SAI under  "Investment  Programs  of the
Funds."  As noted below, however, certain risk factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the  investment  objectives  and policies of a  Portfolio,  a Portfolio  may invest in securities and other  instruments that are commonly referred to as  "derivatives."  For instance,  a Portfolio may purchase and write  (sell) call and put  options on  securities,  securities  indices and  foreign  currencies,  enter into  futures contracts  and use  options on  futures  contracts,  and enter into swap  agreements  with  respect to foreign  currencies, interest rates,  and securities  indices.  In general,  derivative  instruments are securities or other  instruments  whose value is derived from or related to the value of some other instrument or asset.

         There  are many  types of  derivatives  and many  different  ways to use them.  Some  derivatives  and  derivative strategies  involve  very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount invested in the derivative.  A Portfolio may use derivatives to hedge against changes in interest rates,  foreign  currency exchange  rates or  securities  prices,  to  generate  income,  as a low cost method of gaining  exposure  to a  particular securities market without investing directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of derivative  instruments  will not  correspond  exactly  with  those of the  investments  from which  they are  derived.  In addition,  strategies  involving  derivative  instruments  that are intended to reduce the risk of loss can also reduce the opportunity  for gain.  Furthermore,  regulatory  requirements  for a Portfolio to set aside assets to meet its obligations with respect to derivatives  may result in a Portfolio  being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Portfolio  needing to sell  securities  at a  disadvantageous  time. A Portfolio may also be unable to close out its  derivatives  positions  when  desired.  There is no  assurance  that a  Portfolio  will  engage in derivative transactions.  Certain derivative instruments and some of their risks are described in more detail below.

         Options.  Most of the  Portfolios  may  purchase  or write  (sell) call or put  options on  securities,  financial indices or  currencies.  The  purchaser  of an option on a security or currency  obtains the right to purchase (in the case of a call  option) or sell (in the case of a put option) the  security  or currency at a specified  price  within a limited period of time.  Upon exercise by the  purchaser,  the writer  (seller) of the option has the obligation to buy or sell the underlying  security  at the  exercise  price.  An option on a  securities  index is similar to an option on an  individual security,  except  that the value of the  option  depends on the value of the  securities  comprising  the  index,  and all settlements are made in cash.

         A Portfolio  will pay a premium to the party  writing the option when it purchases an option.  In order for a call option  purchased by a Portfolio to be  profitable,  the market price of the  underlying  security  must rise  sufficiently above the  exercise  price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable,  the market price of the underlying  security must decline  sufficiently  below the exercise price to cover the premium and other transaction costs.

         Generally,  the  Portfolios  will write call  options only if they are covered  (i.e.,  the Fund owns the security subject to the  option or has the right to acquire it without  additional  cost).  By writing a call  option,  a  Portfolio assumes  the risk that it may be required  to deliver a security  for a price  lower than its market  value at the time the option is exercised.  Effectively,  a Portfolio that writes a covered call option gives up the  opportunity  for gain above the exercise price should the market price of the  underlying  security  increase,  but retains the risk of loss should the price of the  underlying  security  decline.  A  Portfolio  will  write call  options in order to obtain a return  from the premiums  received and will retain the premiums whether or not the options are exercised,  which will help offset a decline in the market value of the underlying  securities.  A Portfolio that writes a put option likewise  receives a premium,  but assumes the risk that it may be required to purchase  the  underlying  security at a price in excess of its current  market value.

         A Portfolio may sell an option that it has  previously  purchased  prior to the purchase or sale of the underlying security.  Any such sale would  result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the option.  A Portfolio may terminate an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related Options.  The AST MFS Growth Portfolio may enter into financial  futures  contracts and  related  options.  The  seller of a futures  contract  agrees to sell the  securities  or  currency  called for in the contract  and the buyer  agrees to buy the  securities  or  currency  at a  specified  price at a  specified  future  time.
Financial  futures  contracts may relate to securities  indices,  interest rates or foreign  currencies.  Futures contracts are usually  settled  through net cash  payments  rather than through  actual  delivery of the  securities  underlying  the contract.  For  instance,  in a stock index futures  contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified  dollar amount times the  difference  between the stock index value when the contract  expires and the  price  specified  in the  contract.  The  Portfolio  may use  futures  contracts  to hedge  against  movements  in securities prices, interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the  purchaser  the right,  in return for the  premium  paid,  to assume a position in the  contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is required upon exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase or sell futures or options on futures  contracts or stock  indices for purposes  other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the initial  margin  deposits  and premiums required to establish  positions in futures  contracts and related  options that do not fall within the  definition of bona fide hedging transactions would exceed 5% of the fair market value of each Portfolio's net assets; and

         (ii)     enter  into  any  futures  contracts  if the  aggregate  amount  of that  Portfolio's  commitments  under outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a Portfolio's  performance.  Successful use of these strategies  requires the ability to predict future movements in securities  prices,  interest  rates,  currency  exchange  rates,  and other economic  factors.  If a Sub-advisor  seeks to protect a Portfolio  against potential adverse  movements in the relevant  financial markets using these  instruments,  and such markets do not move in the predicted  direction,  the  Portfolio  could be left in a less  favorable  position than if such  strategies  had not been used. A  Portfolio's  potential  losses from the use of futures  extends  beyond its initial investment in such contracts.

         Among the other  risks  inherent  in the use of options  and  futures  are (a) the risk of  imperfect  correlation between the price of options and futures and the prices of the  securities  or  currencies  to which they  relate,  (b) the fact that skills needed to use these  strategies  are different  from those needed to select  portfolio  securities and (c)
the possible need to defer  closing out certain  positions to avoid  adverse tax  consequences.  With respect to options on stock indices and stock index futures, the risk of imperfect  correlation  increases the more the holdings of the Portfolio differ from the  composition of the relevant  index.  These  instruments  may not have a liquid  secondary  market.  Option positions  established in the over-the-counter  market may be particularly  illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities of foreign  issuers may involve risks that are not present with domestic  investments.
While investments in foreign  securities can reduce risk by providing  further  diversification,  such investments  involve
"sovereign  risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign risks includes local political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency  blockage  (which would  prevent cash from being  brought back to the United  States).  Compared to
United States issuers,  there is generally less publicly available  information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject to uniform  accounting  and auditing and  financial  reporting  standards,  practices  and  requirements comparable  to  those  applicable  to  domestic  issuers.  In  some  countries,  there  may  also  be  the  possibility  of expropriation or confiscatory  taxation,  difficulty in enforcing  contractual and other  obligations,  political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities  of some  foreign  issuers  are less  liquid and their  prices are more  volatile  than  securities  of comparable  domestic  issuers.  Further,  it may be more difficult for the Trust's agents to keep currently  informed about corporate  actions and  decisions  that may affect the price of  portfolio  securities.  Brokerage  commissions  on foreign securities  exchanges,  which may be fixed,  may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less  frequent or less  reliable  than in the United  States,  which could affect the  liquidity of investments.  For example,  securities  that are traded in foreign markets may trade on days (such as Saturday or Holidays)
when a Portfolio does not compute its price or accept  purchase or redemption  orders.  As a result,  a shareholder may not be able to act on developments taking place in foreign countries as they occur.

         American  Depositary  Receipts  ("ADRs"),  European  Depositary  Receipts  ("EDRs"),  Global  Depositary  Receipts
("GDRs"), and International  Depositary Receipts ("IDRs").  ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank  evidencing  its ownership of a security of a foreign  issuer.  ADRs  generally are publicly  traded in the
United  States.  ADRs are  subject  to many of the  same  risks as  direct  investments  in  foreign  securities,  although ownership of ADRs may reduce or eliminate  certain risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts  similar to ADRs that typically trade in countries other than the
United States.

         Depositary receipts may be issued as sponsored or unsponsored  programs.  In sponsored programs,  the issuer makes arrangements  to have its  securities  traded as  depositary  receipts.  In  unsponsored  programs,  the  issuer may not be directly  involved in the program.  Although  regulatory  requirements  with respect to sponsored and unsponsored  programs are generally similar,  the issuers of unsponsored  depositary receipts are not obligated to disclose material  information in the United  States and,  therefore,  the import of such  information  may not be  reflected  in the market value of such securities.

         Developing  Countries.  Although none of the  Portfolios  invest  primarily in securities of issuers in developing countries,  many of the Funds may  invest in these  securities  to some  degree.  Many of the risks  described  above  with respect to investing in foreign issuers are accentuated  when the issuers are located in developing  countries.  Developing countries may be  politically  and/or  economically  unstable,  and the securities  markets in those  countries may be less liquid or subject to inadequate  government  regulation and supervision.  Developing  countries have often experienced high rates of inflation or sharply  devalued  their  currencies  against the U.S.  dollar,  causing the value of  investments in companies  located in these countries to decline.  Securities of issuers in developing  countries may be more volatile and, in the case of debt  securities,  more  uncertain  as to payment of  interest  and  principal.  Investments  in  developing countries may include  securities  created  through the Brady Plan,  under which certain  heavily-indebted  countries  have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign securities may be denominated in foreign currencies.  The value of a Portfolio's  investments denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and  exchange  control  regulations.  A  Portfolio's  share price may,  therefore,  also be affected by changes in currency exchange  rates.  Foreign  currency  exchange rates  generally are determined by the forces of supply and demand in foreign exchange markets,  including  perceptions of the relative merits of investment in different countries,  actual or perceived changes in interest  rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably  by the intervention  or the failure to intervene  by U.S. or foreign  governments  or central  banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a Portfolio may incur costs in connection  with  conversions between various currencies.

         Foreign  Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign  currencies  will need to engage in foreign currency  exchange  transactions.  Such  transactions may occur on a "spot" basis at the exchange rate  prevailing  at the time of the  transaction.  Alternatively,  a Portfolio  may enter into  forward  foreign  currency exchange  contracts.  A forward  contract  involves an obligation  to purchase or sell a specified  currency at a specified future date at a price set at the time of the  contract.  A Portfolio  may enter into a forward  contract when it wishes to
"lock in" the U.S.  dollar  price of a security it expects to or is  obligated  to  purchase  or sell in the  future.  This practice may be referred to as  "transaction  hedging." In  addition,  when a  Portfolio's  Sub-advisor  believes  that the currency of a particular  country may suffer or enjoy a significant  movement compared to another  currency,  the Portfolio may enter into a forward  contract to sell or buy the first  foreign  currency (or a currency that acts as a proxy for such currency).  This  practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward contract amounts and the value of the securities  involved  generally will not be possible.  No Portfolio will enter into a forward  contract  if it would be  obligated  to sell an amount of  foreign  currency  in excess of the value of the Fund's securities or other assets  denominated in or exposed to that currency,  or will sell an amount of proxy currency in excess of the value of  securities  denominated  in or exposed to the  related  currency.  The effect of  entering  into a forward contract on a Portfolio's  share price will be similar to selling  securities  denominated  in one currency and  purchasing securities  denominated in another.  Although a forward contract may reduce a Portfolio's losses on securities  denominated in foreign  currency,  it may also reduce the  potential  for gain on the  securities  if the  currency's  value moves in a direction not anticipated by the Sub-advisor.  In addition,  foreign currency  hedging may entail  significant  transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks represent shares of ownership in a company.  Generally,  preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company's income for purposes of receiving  dividend  payments and on the company's  assets in the event of liquidation.  (Some of the  Sub-advisors  consider  preferred  stocks to be equity securities for purposes of the various Portfolios'  investment policies and restrictions,  while others consider them fixed income  securities.)  After other claims are satisfied,  common  stockholders  participate in company profits on a pro rata basis;  profits may be paid out in dividends  or  reinvested  in the company to help it grow.  Increases  and  decreases in earnings are usually  reflected in a company's stock price, so common stocks  generally have the greatest  appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios that invest primarily in equity  securities,  may invest to some degree in bonds,  notes,  debentures and other  obligations of corporations  and governments.  Fixed-income  securities are generally  subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest and  principal  payments as they come due. The ratings given a security by Moody's  Investors  Service,  Inc.
("Moody's")  and Standard & Poor's  Corporation  ("S&P"),  which are  described in detail in the Appendix to the  Company's
SAI,  provide a generally  useful  guide as to such  credit  risk.  The lower the  rating,  the greater the credit risk the rating  service  perceives to exist with respect to the security.  Increasing  the amount of Portfolio  assets  invested in lower-rated  securities  generally will increase the  Portfolio's  income,  but also will increase the credit risk to which the  Portfolio is subject.  Market risk relates to the fact that the prices of fixed income  securities  generally  will be affected by changes in the level of interest  rates in the markets  generally.  An increase in interest  rates will tend to reduce the prices of such  securities,  while a decline in interest rates will tend to increase  their prices.  In general, the longer the  maturity  or  duration  of a fixed  income  security,  the more its value will  fluctuate  with  changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield  bonds  (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization  (for example,  lower than Baa by Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the  Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject  to greater  credit  risk than  higher-rated  bonds.  In  addition,  the market for  lower-rated  bonds may be thinner and less active than the market for higher-rated  bonds, and the prices of lower-rated  high-yield bonds may fluctuate more than the prices  of  higher-rated  bonds,  particularly  in times of  market  stress.  Because  the risk of  default  is  higher  in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very important  ingredients in the selection of these bonds. In addition,  the exercise by an issuer of redemption or call  provisions  that are common in lower-rated  bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories are frequently  referred to as "investment  grade."  However, bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities are securities  representing  interests in "pools" of mortgage loans on residential or commercial  real  property  and that  generally  provide for monthly  payments of both  interest and  principal,  in effect
"passing  through" monthly payments made by the individual  borrowers on the mortgage loans (net of fees paid to the issuer or  guarantor  of the  securities).  Mortgage-backed  securities  are  frequently  issued by U.S.  Government  agencies  or
Government-sponsored  enterprises,  and  payments of interest  and  principal  on these  securities  (but not their  market prices) may be  guaranteed  by the full faith and credit of the U.S.  Government or by the agency only, or may be supported by the issuer's ability to borrow from the U.S. Treasury.  Mortgage-backed  securities created by non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income  securities,  the value of a mortgage-backed security will generally decline when interest rates  rise.  However,  when  interest  rates are  declining,  their value may not  increase as much as other  fixed-income securities,  because early  repayments of principal on the underlying  mortgages  (arising,  for example,  from sale of the underlying  property,  refinancing,  or foreclosure) may serve to reduce the remaining life of the security.  If a security has been  purchased at a premium,  the value of the premium would be lost in the event of  prepayment.  Prepayments on some mortgage-backed  securities may necessitate that a Portfolio find other investments,  which,  because of intervening market changes,  will often  offer a lower  rate of return.  In  addition,  the  mortgage  securities  market may be  particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage Obligations (CMOs). CMOs are a type of mortgage  pass-through security that are typically issued in  multiple  series  with each series  having a  different  maturity.  Principal  and  interest  payments  from the underlying  collateral  are first  used to pay the  principal  on the  series  with the  shortest  maturity;  in turn,  the remaining  series are paid in order of their  maturities.  Therefore,  depending  on the type of CMOs in which a  Portfolio invests, the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage pass-through securities that have been divided into  interest and principal  components.  "IOs"  (interest  only  securities)  receive the interest payments on the underlying  mortgages while "POs"  (principal only  securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are extremely  sensitive to the rate of principal  payments  (including  prepayments)
on the  underlying  mortgage  loans.  If the  underlying  mortgages  experience  higher than  anticipated  prepayments,  an investor in an IO class of a stripped  mortgage-backed  security may fail to recoup fully its initial  investment,  even if the IO class is  highly  rated or is  derived  from a  security  guaranteed  by the  U.S.  Government.  Conversely,  if the underlying  mortgage assets experience slower than anticipated  prepayments,  the price on a PO class will be affected more severely  than  would be the case  with a  traditional  mortgage-backed  security.  Unlike  other  fixed-income  and  other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed securities conceptually are similar to mortgage pass-through securities,  but they are secured by and payable  from  payments on assets such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The credit quality of these  securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition,  asset-backed  securities  involve  prepayment  risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain  of the  Portfolios  may invest in  convertible  securities.  Convertible  securities  are  bonds,  notes, debentures  and  preferred  stocks that may be converted  into or exchanged for shares of common  stock.  Many  convertible securities  are rated below  investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's balance sheet.  Convertible  securities generally  participate in the appreciation or depreciation of the underlying stock into which they are convertible,  but to a lesser degree.  Frequently,  convertible  securities are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the  warrants.  The  value of  warrants  may  fluctuate  more  than  the  value of the  securities  underlying  the warrants.  A warrant will expire  without value if the rights under such warrant are not exercised  prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Portfolios may purchase  securities on a when-issued,  delayed-delivery  or forward  commitment  basis.  These transactions  generally  involve the purchase of a security  with  payment and  delivery due at some time in the future.  A
Portfolio does not earn interest on such  securities  until  settlement and bears the risk of market value  fluctuations in between the purchase and  settlement  dates.  If the seller fails to complete the sale,  the Fund may lose the  opportunity to obtain a favorable price and yield.  While the Portfolios will generally  engage in such  when-issued,  delayed-delivery and forward commitment  transactions with the intent of actually  acquiring the securities,  a Portfolio may sometimes sell such a security prior to the settlement date.

                  Certain  Portfolios may also sell securities on a  delayed-delivery  or forward  commitment basis. If the
Portfolio  does so, it will not  participate  in  future  gains or losses  on the  security.  If the other  party to such a transaction fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines  adopted by the Trustees of the Trust,  the AST MFS Growth Portfolio may invest up to 15% of its net  assets in  illiquid  securities  and the AST Alger  Growth  Portfolio  may  invest up to 10% of its net  assets in illiquid  securities.  Illiquid  securities are those that,  because of the absence of a readily available market or due to legal or  contractual  restrictions  on resale,  cannot be sold  within  seven days in the  ordinary  course of business at approximately  the amount at which the Fund has valued the  investment.  Therefore,  a Portfolio  may find it  difficult to sell illiquid  securities at the time  considered  most  advantageous  by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain  securities that would  otherwise be considered  illiquid  because of legal  restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the  Securities Act of 1933.  These
Rule  144A  securities,  and  well as  commercial  paper  that is sold in  private  placements  under  Section  4(2) of the
Securities Act, may be deemed liquid by the  Portfolio's  Sub-advisor  under the guidelines  adopted by the Trustees of the
Trust.  However,  the liquidity of a Portfolio's  investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into  repurchase  agreements.  Repurchase  agreements are agreements by which a Portfolio purchases a security and obtains a  simultaneous  commitment  from the seller to repurchase  the security at an agreed upon price and date.  The resale price is in excess of the purchase  price and reflects an agreed upon market rate  unrelated to the coupon rate on the purchased  security.  Repurchase  agreements  must be fully  collateralized  and can be entered into only with  well-established  banks and  broker-dealers  that have been deemed  creditworthy by the Sub-advisor.  Repurchase transactions are intended to be short-term  transactions,  usually with the seller repurchasing the securities within seven days.  Repurchase  agreements  that  mature  in more  than  seven  days are  subject  to a  Portfolio's  limit on  illiquid securities.

         A Portfolio  that enters into a repurchase  agreement may lose money in the event that the other party defaults on its obligation and the Portfolio is delayed or prevented  from  disposing of the  collateral.  A Portfolio also might incur a loss if the value of the collateral  declines,  and it might incur costs in selling the collateral or asserting its legal rights under the  agreement.  If a defaulting  seller filed for bankruptcy or became  insolvent,  disposition of collateral might be delayed pending court action.

BORROWING:

         Each Portfolio may borrow money from banks.  Each  Portfolio's  borrowings are limited so that  immediately  after such borrowing the value of the Portfolio's assets (including  borrowings) less its liabilities (not including  borrowings)
is at least three times the amount of the  borrowings.  Should a Portfolio,  for any reason,  have  borrowings  that do not meet the above test,  such  Portfolio  must reduce such  borrowings so as to meet the necessary  test within three business days. If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each  Portfolio  may  lend  securities  with a value  of up to 33  1/3% of its  total  assets  to  broker-dealers, institutional  investors,  or others for the purpose of realizing  additional  income.  Voting rights on loaned  securities typically  pass to the borrower,  although a Portfolio has the right to terminate a securities  loan,  usually within three business days, in order to vote on significant  matters or for other reasons.  All securities loans will be  collateralized by cash or securities  issued or  guaranteed  by the U.S.  Government or its agencies at least equal in value to the market value of the loaned  securities.  Nonetheless,  lending  securities  involves  certain  risks,  including the risk that the
Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made  arrangements with certain money market mutual funds so that the Sub-advisors for the various
Portfolios  can "sweep"  excess cash  balances of the  Portfolios  to those funds for  temporary  investment  purposes.  In addition,  certain  Sub-advisors  may invest Portfolio assets in money market funds that they advise or in other investment companies.  Mutual funds pay their own operating expenses,  and the Portfolios,  as shareholders in the money market funds, will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While  neither  Portfolio  will make short sales  generally,  the AST Alger Growth  Portfolio may make short sales
"against the box." A short sale against the box involves  selling a security that the  Portfolio  owns, or has the right to obtain  without  additional  costs,  for  delivery at a specified  date in the  future.  A Portfolio  may make a short sale against the box to hedge  against  anticipated  declines in the market price of a portfolio  security.  If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
Fred Alger Management, Inc.
Massachusetts Financial Services Company

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries should be made by calling (800) 752-6342 or by writing to the American Skandia Trust at One
Corporate Drive, Shelton, Connecticut 06484.

         Additional  information  about the  Portfolios  is included in a Statement  of  Additional  Information,  which is incorporated by reference into this Prospectus.  Additional  information about the Portfolios'  investments is available in the annual and semi-annual  reports to holders of variable annuity contracts and variable life insurance  policies.  In the annual reports, you will find a discussion of the market conditions and investment  strategies that significantly  affected each Portfolio's  performance  during its last fiscal year. The Statement of Additional  Information and additional  copies of annual and semi-annual reports are available without charge by calling the above number.

         The  information in the Trust's  filings with the Securities and Exchange  Commission  (including the Statement of
Additional  Information) is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of duplicating  fees,  by  electronic  request  to  PUBLICINFO@SEC.GOV  or by  writing  the  Public  Reference  Section of the
                                                 ------------------
Commission,  Washington,  D.C.  20549-0102.  The  information  can also be reviewed and copied at the  Commission's  Public
Reference Room in  Washington,  D.C.  Information on the operation of the Public  Reference Room may be obtained by calling the  Commission  at  1-800-942-8090.  Finally,  information  about the Trust is  available  on the  EDGAR  database  on the
Commission's Internet site at HTTP://WWW.SEC.GOV.
                              ------------------

Investment Company Act File No. 811-5186

                                                        AMERICAN SKANDIA TRUST

                                           Proxy for Special Meeting of Shareholders of THE
                                                      AST ALGER GROWTH PORTFOLIO
                                                    to be held on FEBRUARY 15, 2001

         The  undersigned  hereby  appoints  Maureen  Gulick  and  Deirdre  Burke  and  each of them as the  proxy  or  proxies  of the undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of beneficial  interest of the above stated  Portfolio of American  Skandia Trust (or the "Trust")  which the  undersigned  is entitled to vote at a Special  Meeting of the
Shareholders  of the  Portfolio  to be held at 10:30  a.m.,  Eastern  Time,  on  February  15,  2001 at the offices of the Trust at One
Corporate Drive,  10th Floor,  Shelton,  Connecticut and at any adjournments  thereof,  upon the matters  described in the accompanying
Prospectus/Proxy  Statement  and upon any other  business that may properly come before the meeting or any  adjournment  thereof.  Said proxies are directed to vote or to refrain from voting as checked below.

                             PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of Shareholders of the AST
Alger Growth  Portfolio of the Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held,  each contract owner named  should  sign.  If only one signs,  his or her  signature  will be binding.  If the  contract  owner is a trust,  custodial account or other entity,  the name of the trust or the custodial  account  should be entered and the trustee,  custodian,  etc.  should sign in his or her own name,  indicating that he or she is "Trustee,"  "Custodian," or other  applicable  designation.  If the contract owner is a partnership,  the  partnership  should be entered and the partner should sign in his or her own name,  indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                  .........                                                     ACCOUNT NUMBER:
                  .........                                                     UNITS:
                  .........                                                     CONTROL NO:

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Got to website WWW.AMERICANSKANDIA.COM
                   -----------------------
3)  Enter the 12-digit control number set forth on the proxy card and follow simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED  DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST ALGER GROWTH PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                                    For  Against      Abstain
1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF THE ast aLGER          
        GROWTH  PORTFOLIO (THE "GROWTH  PORTFOLIO")  AND THE AST mfs GROWTH  PORTFOLIO (THE "mfs
        PORTFOLIO") OF THE tRUST,  THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE
        ASSETS  OF THE  gROWTH  PORTFOLIO  IN  EXCHANGE  FOR  SHARES OF THE mfs  PORTFOLIO,  THE
        DISTRIBUTION  OF SUCH  SHARES  TO THE  SHAREHOLDERS  OF THE  GROWTH  PORTFOLIO,  AND THE
        LIQUIDATION AND DISSOLUTION OF THE GROWTH PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

2

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                        AMERICAN SKANDIA TRUST
                                                        Dated January 12, 2001

                                                     Acquisition of the Assets of
                                                    the AST Alger Growth Portfolio,
                                                  a series of American Skandia Trust

                                                 By and in exchange for shares of the
                                                     the AST MFS Growth Portfolio,
                                                also a series of American Skandia Trust

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the AST Alger Growth Portfolio for shares of the AST MFS Growth Portfolio.

         This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Trust's Statement of Additional Information dated October 23, 2000.

                  2.    American Skandia Trust's Annual Report to Shareholders dated December 31, 1999.

                  3.    American Skandia Trust's Semiannual Report to Shareholders for the six months ended June 30, 2000.

                  4.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated January 12,
2001, relating to the above-referenced transaction.  You can request a copy of the Prospectus/Proxy Statement by calling
1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                   Attachments to SAI (page 1 of 4)

         The American Skandia Trust Statement of Additional Information dated October 23, 2000 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the Trust's SAI filed under Rule 497(c) on October 25, 2000.

                                                   Attachments to SAI (page 2 of 4)

         American Skandia Trust's Annual Report to Shareholders dated December 31, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on February 23, 2000.

                                                   Attachments to SAI (page 3 of 4)

         American Skandia Trust's Semiannual Report to Shareholders dated June 30, 2000 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on August 22, 2000.

                                                   Attachments to SAI (page 4 of 4)

         The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for the MFS Portfolio following the completion of the reorganization.  They consist of a [Pro Forma Combining Statement of Assets and Liabilities]; a Pro Forma Combining Statement of Operations; notes relating to the combining Statements; and a Combined
Pro Forma Statement of Investments.

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
November 20, 2000 (Unaudited)

                                                                                                           ------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                ------------------------                           ----------------------------------------------------------
                                                                                                                    AST Alger Growth           AST MFS Growth            Adjustments            Pro Forma Combined AST MFS Growth
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------------
Assets
       Investments in securities at value (A) ................................................................$...........1,416,414,075.....$.       70,329,677  $                            $          1,486,743,752
       Collateral received for securities lent........................................................................                                                             -              22,667,264
22,667,264
       Cash................................................................................................................................ -               1,980,305                                              1,980,305
       Receivable for:
           Securities sold........................................................................................................4,738,801               1,353,522                                              6,092,323
           Dividends and interest......................................................................................         395,066                  28,524                                                423,590
           Other assets...................................................................................................................              -                  16,088                                                 16,088
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------
               Total Assets...............................................................................................1,421,547,942...           96,375,380                          0               1,517,923,322
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------

Liabilities
       Payable for:
           Securities purchased........................................................................................       2,407,804               2,376,505                                              4,784,309
           Advisory fees ...................................................................................................... 184,333                  36,924                                                221,257
           Shareholder servicing fees ...........................................................................                27,938                   3,986                                                 31,924
       Payable upon return of securities lent...................................................................                                                                 -              22,667,264
22,667,264
       Accrued expenses and other liabilities ....................................................................................8,441......                 -                                                  8,441
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------
               Total Liabilities..............................................................................................2,628,516              25,084,679                          0                  27,713,195
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------
Net Assets................................................................................................................1,418,919,426              71,290,701                          0               1,490,210,127
                                                                                                                ========================      ==================   ========================     =======================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par value per share)...........................................................................................$.................144,773.....$..........   6,623  $                            $                151,396
Additional paid-in capital................................................................................................1,447,577,221..........    76,877,382                                          1,524,454,603
Undistributed net investment income (loss)......................................................................................288,325.                 27,978                                                316,303
Accumulated net realized gain (loss) on investments.........................................                                 (1,043,940)             (3,256,018)                                            (4,299,958)
Accumulated net unrealized appreciation (depreciation) on investments.......                                                (28,046,953)             (2,365,264)                                           (30,412,217)
                                                                                                                ------------------------      ------------------   ------------------------     -----------------------
Net Assets................................................................................................................1,418,919,426              71,290,701                          0               1,490,210,127
                                                                                                                ========================      ==================   ========================     =======================
Shares of common stock outstanding....................................................................................      144,773,002               6,622,993                (12,953,658)(a)             138,442,337
Net asset value, offering and redemption price per share ...................................                                       9.80                   10.76                                                  10.76
                                                                                                                ========================      ==================   ========================     =======================

(A) Investments at cost...................................................................................................1,450,536,364..............72,695,640                          0               1,523,232,004
                                                                                                                ========================      ==================   ========================     =======================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(a)  Reflects the change in shares of AST Alger Growth upon conversion to AST MFS Growth.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA TRUST
PRO FORMA STATEMENT OF OPERATIONS
For the Period Ended November 20 , 2000 (Unaudited)

                                                                                                                                                                                           ------------------------
                                                                                                                          -----------------------------------------------------------------                        ----------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                               AST Alger Growth (1)             AST MFS Growth (2)               Adjustments                  Pro Forma Combined AST MFS Growth
                                                                                                                              -----------------------         ------------------------     ------------------------           ------------------------------
Investment Income
                           Interest.........................................................................................$................140,611........$.......          285,142                                       $                425,753
                           Dividends ........................................................................................................368,426                          129,242                                                        497,668
                           Foreign taxes withheld .................................................................................................-.........                  (1,711)                                                        (1,711)
                                                                                                                              -----------------------         ------------------------                                        -----------------------
                                           Total Investment Income...........................................................................509,037                          412,673                                                        921,710
                                                                                                                              -----------------------         ------------------------                                        -----------------------

Expenses
                           Investment advisory fees .........................................................................................209,537                          304,263                       42,596 (a)                       556,396
                           Shareholder servicing fees ...........................................................................             27,938                           32,726                                                         60,664
                           Administration and accounting fees..............................................................................   10,582                            2,779                       (1,442)(b)                        11,919
                           Custodian fees......................................................................................................3,347.......                    53,061                         (737)(c)                        55,671
                           Audit and legal fees ...............................................................................................2,377.........                     582                                                          2,959
                           Trustees' fees................................................................................................        694                              274                                                            968
                           Miscellaneous expenses................................................................................................626............................8,744                         (273)(d)                         9,097
                                                                                                                              -----------------------         ------------------------     ------------------------           -----------------------
                                           Total Expenses....................................................................................255,101                          402,429                       40,144                           697,674
                                           Less: Advisory fee waivers and expense
                                             reimbursements..............................................................................    (34,389)                          (9,733)                      44,122 (e)                             -
                                                                                                                                                                                                                              -----------------------
                                                                                                                              -----------------------         ------------------------     ------------------------           -----------------------
                                           Net Expenses......................................................................................220,712                          392,696                       84,266                           697,674 (f)
                                                                                                                              -----------------------         ------------------------     ------------------------           -----------------------

Net Investment Income (Loss)....................................................................................................             288,325                           19,977                      (84,266)                          224,036
                                                                                                                              -----------------------         ------------------------     ------------------------           -----------------------

Realized and Unrealized Gain (Loss) on
          Investments
                           Net realized gain (loss) on:
                                           Securities...................................................................................  (1,043,940)                      (3,242,686)                                                    (4,286,626)
                                           Foreign currency transactions...................................................                        -                           (7,258)                                                        (7,258)
                                                                                                                              -----------------------         ------------------------                                        -----------------------
                           Net realized gain (loss)                                                                                       (1,043,940)                      (3,249,944)                                                    (4,293,884)
                                                                                                                              -----------------------         ------------------------                                        -----------------------
                           Net change in unrealized appreciation (depreciation) on:
                              Securities.................................................................................................(28,046,953)                      (2,736,251)                                                   (30,783,204)
                                                                                                                                                                                                                              -----------------------
                              Translation of assets and liabilities denominated
                                in foreign currencies.....................................................................................         -                              698                                                            698
                                                                                                                              -----------------------         ------------------------                                        -----------------------
                           Net change in unrealized appreciation (depreciation).............................                             (28,046,953)                      (2,735,553)                                                   (30,782,506)
                                                                                                                              -----------------------         ------------------------                                        -----------------------
                           Net gain (loss) on investments.....................................................................           (29,090,893)                      (5,985,497)                                                   (35,076,390)
                                                                                                                              -----------------------         ------------------------                                        -----------------------

                           Net Increase (Decrease) in Net Assets Resulting
                             from Operations.............................................................................................(28,802,568)..............        (5,965,520)                     (84,266)                      (34,852,354)
                                                                                                                              =======================         ========================     ========================           =======================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on November 13, 2000.
(2) For the period from January 1, 2000 to November 20, 2000.
(a) Reflects increased rate of management fee applicable to AST MFS Growth Portfolio.
(b) Reflects savings in administration and accounting fees from the consolidation of Portfolio assets.
(c) Reflects the savings in asset-based and transaction-based custody fees from the consolidation of Portfolio assets.
(d) Reflects the elimination of certain expenses charged to individual Portfolios.
(e) As of the date of the pro forma consolidation, there would be no fee waivers or reimbursements applicable to the combined Portfolios.
(f) The Pro Forma Combined Statement of Operations relfects the results of operations of AST Alger Growth adjusted for the pro forma combined expenses for the period from November 13, 2000 to November 20, 2000.
     If AST Alger Growth had been in existence on January 1, 2000 and had the merger taken place on that date,  net expenses of the combined
     Portfolios would have been $12,278,868 and the ratio of expenses to average net assets would have been 0.79%.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA TRUST
NOTES TO PRO FORMA FINANCIAL STATEMENTS
November 20, 2000
(Unaudited)

1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the
Investment Company Act of 1940, as amended.  The Trust was organized on October 31, 1988 as a
Massachusetts business trust.  The Trust operates as a series company and, at November 20, 2000, issued
41 classes of shares of beneficial interest.  The following Notes and the accompanying financial statements pertain to the combination of AST Alger Growth Portfolio and AST MFS Growth Portfolio (the "Portfolios").
These Notes should be read in conjunction with the financial statements of AST MFS Growth Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Portfolios.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Portfolio.  AST MFS Growth Portfolio will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Portfolios.

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities of Money Market are valued at amortized cost, which approximates market value.
The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.  At November 20, 2000, there were no securities valued in accordance with such procedures.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

At November 20, 2000, securities lending activities are summarized as follows:

                                          Market Value
                                         of Securities         Market Value         Income from
Portfolio                                   on Loan            of Collateral         Lending*
__________

AST MFS Growth                                $ 21,021,866          $ 22,667,264           $ 9,665

* Income earned is included in interest income on the Statement of Operations.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market.  In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

PRO FORMA SCHEDULE OF INVESTMENTS
AST ALGER GROWTH PORTFOLIO/AST ALGER MFS GROWTH
NOVEMBER 20, 2000 (UNAUDITED)

                                                                                                                                                                                        MFS GROWTH                                       MFS GROWTH
                                                                                                                                        ALGER GROWTH       MFS GROWTH         PRO FORMA          ALGER GROWTH         MFS GROWTH          PRO FORMA
                                                                                                                                          SHARES            SHARES            COMBINED            VALUE ($)           VALUE ($)         COMBINED ($)

COMMON STOCK
                      ADVERTISING                              INTERPUBLIC GROUP OF COMPANIES, INC.                                                  -               230                230                     -             9,373                9,373
                                                               OMNICOM GROUP, INC.                                                             170,800                 -            170,800            14,187,075                 -           14,187,075

                      AEROSPACE                                BOEING CO.                                                                            -             5,900              5,900                     -           386,819              386,819
                                                               GENERAL DYNAMICS CORP.                                                          130,900             7,000            137,900             9,555,700           511,000           10,066,700
                                                               UNITED TECHNOLOGIES CORP.                                                       773,600                 -            773,600            53,378,400                 -           53,378,400

                      BEVERAGES                                ANHEUSER-BUSCH CO., INC.                                                              -             8,160              8,160                     -           392,190              392,190

                      BROADCASTING                             AT&T CORP.- LIBERTY MEDIA GROUP CL-A                                            963,900            12,260            976,160            14,940,450           190,030           15,130,480
                                                               UNITEDGLOBALCOM, INC. CL-A                                                            -               410                410                     -             6,509                6,509
                                                               VIACOM, INC. CL-B                                                               535,600            20,531            556,131            28,386,800         1,088,143           29,474,943

                      BUILDING MATERIALS                       HOME DEPOT, INC.                                                                204,900                 -            204,900             7,965,488                 -            7,965,488

                      CABLE TELEVISION                         ECHO STAR                                                                             -            15,700             15,700                     -           513,194              513,194

                      COMPUTER HARDWARE                        CABLETRON SYSTEMS, INC.                                                               -             2,360              2,360                     -            48,675               48,675
                                                               DELL COMPUTER CORP.                                                             265,800            11,350            277,150             6,213,075           265,306            6,478,381
                                                               PALM, INC.                                                                            -             4,700              4,700                     -           202,394              202,394
                                                               SEAGATE TECHNOLOGY, INC.                                                              -            15,300             15,300                     -           864,450              864,450

                      COMPUTER SERVICES & SOFTWARE             AUTOMATIC DATA PROCESSING, INC.                                                       -            15,810             15,810                     -         1,088,914            1,088,914
                                                               BEA SYSTEMS, INC.                                                                98,300             5,800            104,100             6,020,875           355,250            6,376,125
                                                               BISYS GROUP, INC.                                                                     -             2,580              2,580                     -           114,810              114,810
                                                               CAMPAQ COMPUTER CORP.                                                                 -            11,720             11,720                     -           285,382              285,382
                                                               CISCO SYSTEMS, INC.                                                             892,500            43,560            936,060            45,740,625         2,232,450           47,973,075
                                                               COMPUTER SCIENCES CORP.                                                               -            12,530             12,530                     -           928,003              928,003
                                                               E.PIPHANY, INC.                                                                       -             4,200              4,200                     -           195,563              195,563
                                                               E.BAY, INC.                                                                     748,800                 -            748,800            25,833,600                 -           25,833,600
                                                               EMC CORP.                                                                       250,100            16,100            266,200            20,086,156         1,293,031           21,379,188
                                                               EXTREME NETWORKS, INC.                                                                -             4,600              4,600                     -           299,000              299,000
                                                               I2 TECHNOLOGIES, INC.                                                            79,000             1,300             80,300             9,025,750           148,525            9,174,275
                                                               INTERNATIONAL BUSINESS MACHINES CORP.                                                 -             5,800              5,800                     -           598,850              598,850
                                                               INTUIT, INC.                                                                    238,000                 -            238,000            12,703,250                 -           12,703,250
                                                               MICROSOFT CORP.                                                                 441,500            37,250            478,750            29,663,281         2,502,734           32,166,016
                                                               ORACLE CORP.                                                                    526,300            24,500            550,800            13,025,925           606,375           13,632,300
                                                               SUN MICROSYSTEMS, INC.                                                          291,000             5,100            296,100            23,752,875           416,288           24,169,163
                                                               VERISIGN, INC.                                                                        -             4,715              4,715                     -           493,307              493,307

                      CONSUMER PRODUCTS & SERVICES             HONEYWELL INTERNATIONAL, INC.                                                         -             4,800              4,800                     -           236,400              236,400
                                                               PHILIP MORRIS COMPANIES, INC.                                                   673,900            14,900            688,800            24,639,469           544,781           25,184,250

                      ELECTRONIC COMPONENTS & EQUIPMENT        AES CORP.                                                                             -            19,580             19,580                     -         1,123,403            1,123,403
                                                               ANALOG DEVICES, INC.                                                                  -             5,240              5,240                     -           322,260              322,260
                                                               APPLIED MICRO CIRCUITS CORP.                                                          -             1,200              1,200                     -            65,475               65,475
                                                               BEST BUY CO., INC.                                                              316,600                 -            316,600            10,289,500                 -           10,289,500
                                                               EMULEX CORP.                                                                          -             1,000              1,000                     -           121,000              121,000
                                                               FLEXTRONICS INTERNATIONAL LTD.                                                        -            26,030             26,030                     -           744,295              744,295
                                                               GENERAL ELECTRIC CO.                                                            819,300            32,720            852,020            41,016,206         1,638,045           42,654,251
                                                               INTEL CORP.                                                                     379,000            14,800            393,800            15,586,375           608,650           16,195,025
                                                               MICRON TECHNOLOGY, INC.                                                               -            11,400             11,400                     -           403,988              403,988
                                                               SANMINA CORP.                                                                    66,900                 -             66,900             6,238,425                 -            6,238,425
                                                               SCI SYSTEMS, INC.                                                                     -            10,300             10,300                     -           345,694              345,694
                                                               SOLECTRON CORP.                                                                 620,300             1,700            622,000            21,284,044            58,331           21,342,375
                                                               TEXAS INSTRUMENTS, INC.                                                         371,400             5,500            376,900            15,714,863           232,719           15,947,581

                      ENTERTAINMENT & LEISURE                  COMCAST CORP. CL-A                                                              282,000             5,000            287,000            10,081,500           178,750           10,260,250
                                                               GEMSTAR TV GUIDE INTERNATIONAL, INC.                                                  -             3,300              3,300                     -           167,888              167,888
                                                               HARLEY DAVIDSON, INC.                                                           285,900                 -            285,900            13,437,300                 -           13,437,300

                      EQUIPMENT SERVICES                       PE CORP. - PE BIOSYSTEMS GROUP                                                        -             8,100              8,100                     -           720,394              720,394

                      FINANCIAL SERVICES                       AMERICAN EXPRESS CO.                                                            188,200                 -            188,200             9,904,025                 -            9,904,025
                                                               ASSOCIATES FIRST CAPITAL CORP. CL-A                                                   -            16,120             16,120                     -           565,208              565,208
                                                               AXA FINANCIAL, INC.                                                                   -            15,300             15,300                     -           847,238              847,238
                                                               CITIGROUP, INC.                                                                 966,100             8,693            974,793            47,701,188           429,217           48,130,404
                                                               FREDDIE MAC                                                                           -            27,160             27,160                     -         1,599,045            1,599,045
                                                               MERRILL LYNCH & CO., INC.                                                       236,200            10,400            246,600            14,644,400           644,800           15,289,200
                                                               MORGAN STANLEY DEAN WITTER & CO.                                                      -             4,100              4,100                     -           264,450              264,450
                                                               PROVIDIAN FINANCIAL CORP.                                                             -               350                350                     -            29,006               29,006
                                                               STILWELL FINANCIAL, INC.                                                        461,300                 -            461,300            18,682,650                 -           18,682,650
                                                               WASHINGTON MUTUAL, INC.                                                         267,500                 -            267,500            11,552,656                 -           11,552,656

                      FINANCIAL-BANK & TRUST                   PNC FINANCIAL CORP.                                                                   -             3,400              3,400                     -           205,275              205,275
                                                               STATE STREET BOSTON CORP.                                                             -             2,130              2,130                     -           255,046              255,046

                      FOOD                                     COCA-COLA CO.                                                                   381,500             4,900            386,400            21,578,594           277,156           21,855,750
                                                               KROGER CO.                                                                      592,700            27,300            620,000            15,039,763           692,738           15,732,500
                                                               QUAKER OATS                                                                           -             2,400              2,400                     -           228,000              228,000
                                                               SAFEWAY, INC.                                                                   546,300            21,980            568,280            31,958,550         1,285,830           33,244,380

                      HEALTHCARE SERVICES                      ABBOTT LABORATORIES                                                             182,700            13,800            196,500             9,626,006           727,088           10,353,094
                                                               COLUMBIA/HCA HEALTHCARE CORP.                                                         -            19,500             19,500                     -           794,625              794,625
                                                               COMMUNITY HEALTH SYSTEMS                                                              -             2,000              2,000                     -            51,000               51,000

                      INSURANCE                                AFLAC, INC.                                                                           -            11,200             11,200                     -           759,500              759,500
                                                               AMERICAN GENERAL CORP.                                                                -             3,700              3,700                     -           277,963              277,963
                                                               AMERICAN INTERNATIONAL GROUP, INC.                                              160,200            18,055            178,255            15,519,375         1,749,078           17,268,453
                                                               CIGNA CORP.                                                                           -             4,900              4,900                     -           617,743              617,743
                                                               MARSH & MC-LENNAN COS, INC.                                                      86,300                 -             86,300            10,269,700                 -           10,269,700
                                                               METLIFE, INC.                                                                         -             5,900              5,900                     -           171,469              171,469
                                                               NATIONWIDE FINANCIAL SERVICES, INC.                                                   -               140                140                     -             6,694                6,694
                                                               THE HARTFORD FINANCIAL SERVICES GROUP, INC.                                           -             7,200              7,200                     -           551,250              551,250
                                                               UNUM CORP.                                                                            -             9,500              9,500                     -           252,938              252,938

                      INTERNET SERVICES                        AKAMAI TECHNOLOGIES                                                                   -             1,000              1,000                     -            37,563               37,563
                                                               AMERICAN ONLINE, INC.                                                           449,300                 -            449,300            21,157,537                 -           21,157,537
                                                               ARIBA, INC                                                                       74,300               100             74,400             5,005,963             6,738            5,012,700
                                                               ART TECHNOLOGY                                                                        -             2,900              2,900                     -           118,538              118,538
                                                               CHECK POINT SOFTWARE TECHNOLOGY                                                       -             6,200              6,200                     -           697,500              697,500
                                                               COMMERCE ONE, INC.                                                              138,200                 -            138,200             5,562,550                 -            5,562,550
                                                               COMPUTER DATA SECURITY                                                                -             1,100              1,100                     -            93,569               93,569
                                                               RATIONAL SOFTWARE CORP.                                                               -            16,300             16,300                     -           519,563              519,563
                                                               THE CHARLES SCHWAB CORP.                                                        451,700                 -            451,700            12,788,756                 -           12,788,756
                                                               YAHOO!, INC.                                                                     79,100                 -             79,100             3,866,013                 -            3,866,013

                      MEDICAL SUPPLIES & EQUIPMENT             AMERICAN HOME PRODUCTS CORP.                                                    692,700            22,750            715,450            40,955,888         1,345,094           42,300,981
                                                               AMGEN, INC.                                                                     651,200                 -            651,200            41,269,800                 -           41,269,800
                                                               BAXTER INTERNATIONAL, INC.                                                      295,400                 -            295,400            24,592,050                 -           24,592,050
                                                               CARDINAL HEALTH, INC.                                                           394,600            10,000            404,600            39,114,725           991,250           40,105,975
                                                               GENZYME CORP.                                                                         -               300                300                     -            22,688               22,688
                                                               GUIDANT CORP.                                                                   275,500                 -            275,500            13,499,500                 -           13,499,500
                                                               MEDTRONIC, INC.                                                                       -            15,500             15,500                     -           768,219              768,219
                      OIL & GAS                                BAKER HUGHES, INC.                                                                    -            11,730             11,730                     -           442,808              442,808
                                                               COASTAL CORP.                                                                         -            11,400             11,400                     -           885,638              885,638
                                                               DUKE POWER CORP.                                                                 92,900                 -             92,900             8,239,069                 -            8,239,069
                                                               DYNEGY, INC. CL-A                                                                     -             3,500              3,500                     -           167,125              167,125
                                                               EXXON MOBILE CORP.                                                              650,200             5,100            655,300            59,412,025           466,013           59,878,038
                                                               GLOBAL MARINE, INC.                                                                   -            15,900             15,900                     -           429,300              429,300
                                                               HALLIBURTON CO.                                                               1,257,500                 -          1,257,500            45,898,750                 -           45,898,750
                                                               NOBLE DRILLING CORP.                                                                  -            12,220             12,220                     -           481,926              481,926
                                                               TRANSOCEAN SEDCO FOREX, INC.                                                    200,200             9,740            209,940             9,872,363           480,304           10,352,666

                      PHARMACEUTICALS                          ALLERGAN, INC.                                                                        -             2,800              2,800                     -           251,125              251,125
                                                               ALZA CORP.                                                                            -            12,500             12,500                     -           514,844              514,844
                                                               CIPHERGEN BIOSYSTEMS, INC.                                                            -                80                 80                     -             1,490                1,490
                                                               IMS HEALTH, INC.                                                                      -            14,900             14,900                     -           394,850              394,850
                                                               LILLIY (ELI), AND CO.                                                                 -               800                800                     -            70,200               70,200
                                                               PFIZER, INC.                                                                  1,591,900            25,772          1,617,672            68,451,700         1,108,196           69,559,896
                                                               PHARMACIA CORP.                                                                 132,000            18,318            150,318             7,854,000         1,089,921            8,943,921
                                                               TEVA PHARMACEUTICAL INDUSTRIES LTD ADR                                                -             1,600              1,600                     -           102,200              102,200
                                                               WATSON PHARMACEUTICALS                                                                -             7,200              7,200                     -           387,900              387,900

                      RETAIL & MERCHANDISING                   COSTCO COMPANIES, INC.                                                                -             7,400              7,400                     -           258,538              258,538
                                                               CVS CORP.                                                                             -            30,700             30,700                     -         1,607,913            1,607,913
                                                               GAP, INC.                                                                             -            16,200             16,200                     -           384,750              384,750
                                                               RADIOSHACK CORP                                                                       -             8,060              8,060                     -           406,023              406,023
                                                               TYCO INTERNATIONAL LTD.                                                         968,100            39,100          1,007,200            53,729,550         2,170,050           55,899,600
                                                               WAL MART STORES, INC.                                                           554,200            14,700            568,900            26,359,138           699,169           27,058,306
                                                               WALGREEN CO.                                                                    272,900                 -            272,900            11,257,125                 -           11,257,125

                      SEMICONDUCTORS                           ALTERA CORP.                                                                  1,013,200                 -          1,013,200            30,522,650                 -           30,522,650
                                                               APPLIED MATERIALS, INC.                                                         177,000                 -            177,000             7,279,125                 -            7,279,125
                                                               QLOGIC CORP.                                                                          -             2,498              2,498                     -           245,429              245,429
                                                               TERADYNE, INC.                                                                  311,400                 -            311,400            11,385,563                 -           11,385,563

                      TELECOMMUNICATIONS                       AMERICAN TOWER CORP. CL-A                                                             -            21,960             21,960                     -           742,523              742,523
                                                               BROCADE COMMUNICATIONS SYSTEMS, INC.                                                  -             1,500              1,500                     -           282,656              282,656
                                                               CIENA CORP.                                                                           -             3,700              3,700                     -           332,769              332,769
                                                               COMVERSE TECHNOLOGY, INC.                                                             -             4,100              4,100                     -           378,994              378,994
                                                               CORNING, INC.                                                                   205,000             9,310            214,310            12,159,063           552,199           12,711,262
                                                               GLOBAL CROSSING LTD.                                                                  -            11,350             11,350                     -           170,250              170,250
                                                               LINEAR TECHNOLOGY CORP.                                                         481,600                 -            481,600            27,360,900                 -           27,360,900
                                                               METROMEDIA FIBER NETWORK, INC. CL-A                                                   -            20,380             20,380                     -           337,544              337,544
                                                               NLI, INC.                                                                             -             3,565              3,565                     -           108,733              108,733
                                                               NOKIA CORP. ADR                                                                 185,700            11,500            197,200             7,311,938           452,813            7,764,750
                                                               NORTEL NETWORKS CORP.                                                                 -            13,000             13,000                     -           458,250              458,250
                                                               QWEST COMMUNICATIONS INTERNATIONAL, INC.                                              -            21,200             21,200                     -           850,650              850,650
                                                               SBC COMMUNICATIONS, INC.                                                        127,700             5,100            132,800             7,278,900           290,700            7,569,600
                                                               SPRINT CORP. (PCS GROUP)                                                              -            32,620             32,620                     -           801,229              801,229
                                                               TIME WARNER, INC.                                                               358,700               740            359,440            24,969,107            51,511           25,020,618

                      UTILITIES                                CALPINE CORP.                                                                   404,600                 -            404,600            14,338,013                 -           14,338,013

                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                          26,982,100         1,213,557         28,195,657         1,326,735,669        60,288,235        1,387,023,904
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
  (COST $1,354,890,332, $62,538,580, & $1,417,319,673, RESPECTIVELY)

FOREIGN STOCK
                      FINANCIAL-BANK & TRUST
                                                               HSBC HOLDINGS PLC -- (UK)                                                             -            11,208             11,208                     -           163,034              163,034
                      OIL & GAS
                                                               ROYAL DUTCH PETROLEUM CO. -- (NLG)                                                    -             8,900              8,900                     -           533,547              533,547
                      TELECOMMUNICATIONS
                                                               CHINA TELECOM LTD. - (HKD)                                                            -            21,500             21,500                     -           140,580              140,580
                                                               NOKIA AB OYJ -- (FIM)                                                                 -                40                 40                     -             1,581                1,581
                                                               VODAFONE GROUP PLC -- (GBP)                                                           -           152,953            152,953                     -           537,700              537,700

                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                                  -           194,601            194,601                     -         1,376,442            1,376,442
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
  (COST $-, $1,493,588, & $1,493,588, RESPECTIVELY)

U.S. GOVERNMENT AGENCY OBLIGATIONS
                                                               FHLB DISCOUNT NOTES                                  6.35  11/21/2000                 -         8,665,000          8,665,000                     -         8,665,000            8,665,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                                             -         8,665,000          8,665,000                     -         8,665,000            8,665,000
  (COST $-, $8,663,472, & $8,663,472, RESPECTIVELY)

SHORT-TERM INVESTMENTS
   COMMERCIAL PAPER                                            AES, INC.                                            6.47    12/07/00         5,000,000                 -          5,000,000             4,985,622                 -            4,985,622
                                                               AETNA, INC.                                          6.58    11/28/00         5,000,000                 -          5,000,000             4,993,603                 -            4,993,603
                                                               CON. NATURAL GAS CO                                  6.57    11/30/00        25,000,000                 -         25,000,000            24,958,938                 -           24,958,938
                                                               COUNTRYWIDE HOME LOANS                               6.53    11/21/00        25,000,000                 -         25,000,000            25,000,000                 -           25,000,000
                                                               FPL FUELS, INC.                                      6.51    11/27/00         5,000,000                 -          5,000,000             4,994,575                 -            4,994,575
                                                               NAT. FUEL AND GAS CO.                                6.55    12/08/00         5,000,000                 -          5,000,000             4,984,535                 -            4,984,535
                                                               PFIZER, INC.                                         6.44    12/20/00         5,000,000                 -          5,000,000             4,974,061                 -            4,974,061
                                                               PROGRESS CAPITAL HOLDINGS CORP.                      6.52    12/13/00         8,000,000                 -          8,000,000             7,968,124                 -            7,968,124
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER                                                                                                                   83,000,000                 -         83,000,000            82,859,458                 -           82,859,458
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------

   REGULATED INVESTMENT COMPANIES
                                                               TEMPORARY CASH FUND                                                           3,409,474                 -          3,409,474             3,409,474                 -            3,409,474
                                                               TEMPORARY INVESTMENT FUND                                                     3,409,474                 -          3,409,474             3,409,474                 -            3,409,474
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
   TOTAL REGULATED INVESTMENT COMPANIES                                                                                                      6,818,948                 -          6,818,948             6,818,948                 -            6,818,948
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------

   TOTAL SHORT-TERM INVESTMENTS                                                                                                                89,818,948                 -         89,818,948            89,678,406                 -           89,678,406
                                                                                                                                     --------------------------------------------------------------------------------------------------------------------
   (COST $89,570,696, $-, & $89,570,696, RESPECTIVELY)

                                                                                                                                                                                            -------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                                                                                                   1,416,414,075        70,329,677        1,486,743,752
  (COST $1,450,536,364, $72,695,640, & $1,523,232,004, RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                                   2,505,351           961,024            3,466,375
                                                                                                                                                                                            -------------------------------------------------------------

TOTAL NET ASSETS                                                                                                                                                                                  $ 1,418,919,426      $ 71,290,701      $ 1,490,210,127
                                                                                                                                                                                            =============================================================

Note:  There are no adjustments to porfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

                                                        AMERICAN SKANDIA TRUST
                                                     FILE NOS. 33-24962 & 811-5186

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION
                                                           -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or  otherwise)  against all  liabilities  and expenses  (including  amounts paid in  satisfaction  of  judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in office or thereafter,  by reason of his being or having been such a trustee, officer, employee or agent,  except  with  respect  to any  matter  as to which he shall  have  been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no  indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best  interests of the Trust,  after  notice that it involves  such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter) upon a determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the  reasonable  belief that his or her action was in the best  interests  of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the Trustees to the effect that (x)
         if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily  available  facts such  trustee,  officer, employee  or agent did not  engage in  willful  misfeasance,  gross  negligence  or  reckless  disregard  of duty.  The rights accruing to any Person  under  these  provisions  shall not  exclude  any other  right to which he may be  lawfully  entitled;
         provided that no Person may satisfy any right of indemnity or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no  Shareholder  shall be  personally  liable to any
         Person with respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance  payments in connection  with  indemnification  under this Section 5.2,  provided  that the  indemnified  person shall have given a written undertaking  to  reimburse  the  Trust  in  the  event  it  is  subsequently  determined  that  he is  not  entitled  to  such indemnification and, provided further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgement of the  disinterested  Trustees acting on the matter (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against losses arising out of such advance  payments or such Trustees , or  independent  legal counsel,  in a written opinion,  shall have determined,  based upon a review of readily  available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

         With respect to liability of the Investment  Manager to Registrant or to shareholders  of the AST MFS Growth  Portfolio of the
Registrant  under the Investment  Management  Agreement for such  Portfolio,  reference is made to Section 13 of the form of Investment
Management Agreement incorporated by reference herein.

         With respect to the Sub-Advisors'  indemnification of the Investment Manager and its affiliated and controlling  persons,  and the Investment Manager's  indemnification of each Sub-advisor and its affiliated and controlling persons,  reference is made to Section
14 of the form of Sub-Advisory Agreement incorporated by reference herein.

         Insofar as indemnification  for liability arising under the Securities Act of 1933 may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission (the  "Commission")  such  indemnification  is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment  by the  Registrant  of  expenses  incurred  or paid by a trustee,  officer  or  controlling  person of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(A), 14(A),
16(A) and 16(B):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated Declaration of Trust of the Registrant as filed in Massachusetts on September 23, 1999 and previously filed with Post-Effective Amendment No. 32 to Registration Statement filed on Form N-1A on
                           October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective Amendment No. 35 to Registration Statement
                           filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of Reorganization is included in this registration statement as Exhibit A to the
                             Prospectus/Proxy Statement

         (5)      Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles III and VI of the Registrant's Declaration of Trust and Article 11 of the Registrant's By-laws filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)      Investment Management Agreement between Registrant and American Skandia Investment Services, Incorporated for the AST MFS
                           Growth Portfolio was previously filed with Post-Effective Amendment No. 32 to Registration Statement filed on Form N-1A on October 15, 1999.

                  (B)      Investment Management Agreement between Registrant and American Skandia Investment Services, Incorporated
                           for the AST Alger Growth Portfolio was previously filed with Post-Effective Amendment No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

                  (C)      Sub-Advisory Agreement between American Skandia Investment Services, Incorporated and Fred Alger
                           Management, Inc. for the AST MFS Growth Portfolio was previously filed with Post-Effective Amendment No. 32 to Registration Statement filed on Form N-1A on October 15, 1999.

                  (D)      Sub-Advisory Agreement between American Skandia Investment Services, Incorporated and Fred Alger
                           Management, Inc. for the AST Alger Growth Portfolio was previously filed with Post-Effective Amendment No.
                           37 to Registration Statement filed on Form N-1A on October 10, 2000.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement between Registrant and American Skandia Life Assurance Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with
                           Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign Custody Manager Delegation Amendment was previously filed with Post-Effective Amendment No. 27 to Registration
                           Statement filed on Form N-1A on October 16, 1998.

(C)      Amended Custodian Agreement between Registrant and Provident National Bank was previously filed with Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. was previously filed with Post-Effective
                           Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)      Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective
                           Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective Amendment No. 35 to Registration Statement
                             filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously filed with Post-Effective Amendment No. 34 to Registration
                           Statement filed on Form N-1A on February 16, 2000.

         (12)     An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders is filed herewith as Exhibit No. EX99.12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended Administration Agreement between Registrant and Provident Financial Processing Corporation was previously filed with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company was
                           previously filed with Post-Effective Amendment No. 21 to Registration Statement filed on Form N-1A on
                           February 27, 1997.

         (14)     Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. EX99.14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Power of Attorney is filed herewith as Exhibit No. EX99.16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned Registrant agrees that every prospectus that is filed under paragraph (b) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed top be the initial bona fide offering of them.

                                                              SIGNATURES
                                                              ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of
Shelton and State of Connecticut, on the 16th day of January, 2001.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/ Edward P. Macdonald
                                                                           -----------------------
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/ Jan R. Carendi*                         President (Principal                        1/16/01
------------------                                                                      -------
Jan R. Carendi                              Executive Officer)
                                            and Trustee

/s/ Richard G. Davy, Jr.                    Treasurer (Chief                            1/16/01
------------------------                                                                -------
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/ David E. A. Carson*                     Trustee                                     1/16/01
----------------------                                                                  -------
David E. A. Carson

/s/ Julian A. Lerner*                       Trustee                                     1/16/01
---------------------                                                                   -------
Julian A. Lerner

/s/ Thomas M. O'Brien*                      Trustee                                     1/16/01
---------------------                                                                   -------
Thomas M. O'Brien

/s/ John A. Pileski*                        Trustee                                     1/16/01
-------------------                                                                     -------
John A. Pileski

/s/ F. Don Schwartz*                        Trustee                                     1/16/01
-------------------                                                                     -------
F. Don Schwartz

                                            *By:/s/ Edward P. Macdonald
                                                -----------------------
                                                  Edward P. Macdonald

                                            *Pursuant to Powers of Attorney filed herewith.

                                                        AMERICAN SKANDIA TRUST
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION
-----------                       -----------

(12)(A)                           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to
                                  Shareholders

(14)(A)                           Consent of Auditors, Deloitte & Touche LLP

(16)(A)                           Powers of Attorney